UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2009

DATE OF REPORTING PERIOD: JUNE 30, 2009

Item 1. Reports to Stockholders

The Semi-Annual Report to Stockholders follows

First Investors

SEMI-ANNUAL REPORT

INSURED TAX EXEMPT FUND

INSURED TAX EXEMPT FUND II

SINGLE STATE TAX EXEMPT FUND

June 30, 2009

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address. The views expressed in the Bond Market Overview letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

During the first half of 2009, the markets returned to a more normal state following the turmoil of last year. In the first quarter, much of the markets’ focus was on Wash-ington, D.C., where numerous legislative initiatives eventually stabilized the financial system. As the review period progressed, economic data began to indicate the likely end to the recession, and the markets’ focus shifted toward what shape the recovery might take. The combination of these factors led to sharp reversals in most markets compared to last year, as investors moved out of safe sectors, such as U.S. Treasuries, and embraced riskier assets.

The Federal Reserve (the “Fed”) elected to keep its benchmark federal funds rate at historically low levels: a range of zero to 0.25%. In March, the Fed announced that it would purchase $300 billion in U.S. Treasury securities, and expand the mortgage-backed and agency purchase programs from $500 billion to $1.25 trillion and from $100 billion to $200 billion, respectively. The Fed’s announcement triggered the largest single day gain in the Treasury market since 1987.

Bond market returns in the aggregate were positive, but returns varied substantially by sector with lower-quality investments generally providing the best performance. The municipal bond market performed extremely well during the period, returning 7.3%. In January alone, the municipal bond market gained 4.1%, its best month in the 30-year history of the Merrill Lynch Municipal Master Index. In fact, January’s return fully offset the full-year loss of 2008. The market benefited from its extraordinary attractiveness relative to high quality taxable bond sectors, positive seasonal cash flows and continued substantial demand from retail investors through both direct purchases and mutual funds. The sector also received a boost during the period from the Obama Administration’s stimulus plan, which introduced Build America Bonds, a new taxable financing option for municipalities. The introduction of Build America Bonds greatly improved the supply and demand profile of the tax-exempt bond market. However, in June, the municipal bond market fell as credit concerns, most notably regarding the state of California, weighed on the market.

During the period, changes in the insurance market led us to eliminate the policies of all of the Single State Insured Tax Exempt Funds, except for California and New York, that required them to invest, under normal circumstances, at least 80% of their net assets in insured municipal securities. In addition, the names of the Funds were changed to remove the word “insured.” These policy changes were necessary because fewer investment-grade rated independent insurance companies were insuring the types of municipal securities in which the Funds invested. As a result, municipalities were increasingly selling bonds without insurance, making it difficult for the Funds to purchase securities that were insured by qualified insurers.

1

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

No changes were made to the policies or names of the Insured Tax Exempt, Insured Tax Exempt II, California Insured Tax Exempt or New York Insured Tax Exempt Funds because, at the time, sufficient insured municipal securities remained available for purchase. However, given the low level of insurance penetration and continued financial and ratings pressures on municipal bond insurers, a similar change for these Funds may be needed as well. Moreover, subsequent to the review period, a major municipal bond insurer lost its investment grade rating. While the Funds may continue to hold bonds insured by companies that subsequently lose their investment grade ratings, and such bonds continue to qualify as insured bonds under the Funds' policies, there is a risk that these insurers may not be able to meet their financial obligations in the event that there is a default in a bond that they have insured. Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 31, 2009

This Bond Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Bond Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Bond Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2009, and held for the entire six-month period ended June 30, 2009. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,049.02	$4.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.98	$4.86

Expense Example – Class B Shares
Actual	$1,000.00	$1,045.24	$8.47
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.51	$8.35

* Expenses are equal to the annualized expense ratio of .97% for Class A shares and 1.67% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

4

Portfolio of Investments
INSURED TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Alabama—.8%
$ 5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$5,865,342
		Alaska—.8%
5,475	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	5,518,855

		Arizona—2.6%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,181,700
5,655	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	5,937,185
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,282,833

			18,401,718

		Arkansas—.7%
5,000	M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,024,900

		California—5.3%
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,874,060
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,028,800
7,490	M	Los Angeles Unified School Dist. GO 4.75% 7/1/2025	7,293,462
10,000	M	San Francisco City & Cnty. COP 4.75% 9/1/2033	9,178,200
10,000	M	San Jacinto Unified School District GO 5.25% 8/1/2032	10,032,200

			37,406,722

		Connecticut—1.4%
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast.
		6.125% 9/1/2012	9,741,510

		District of Columbia—1.5%
5,000	M	District of Columbia GO Series “B” 6% 6/1/2021	5,571,850
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028	5,048,550

			10,620,400

		Florida—6.0%
1,000	M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5.25% 1/1/2026	1,011,520
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6.25% 1/1/2015	1,063,140
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	5,695,360
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,133,600
1,000	M	Miami Beach Stormwater Rev. 5.375% 9/1/2030	998,040
		Miami-Dade County School Board Certificates of Participation:
5,000	M	5.25% 5/1/2029	5,017,150
5,000	M	5.375% 2/1/2034	4,993,650
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,207,900

5

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value
		Florida (continued)
$ 5,000	M	Orange County Sch. Brd. COP 5.5% 8/1/2034	$5,034,750
1,000	M	Plant City Utility System Rev. 6% 10/1/2015	1,072,660
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029	4,797,200
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5.75% 10/1/2020	998,830
600	M	West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*	640,920

			41,664,720

		Georgia—8.2%
3,000	M	Atlanta Airport Rev. Series “A” 5.5% 1/1/2010*	3,107,250
9,040	M	Atlanta Water & Wastewater Rev. Series “A” 5.5% 11/1/2019	9,018,123
5,000	M	Augusta Water & Sewer Rev. 5.25% 10/1/2039	5,042,950
	M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
20,250	M	6.25% 7/1/2011	21,326,895
17,000	M	6% 7/1/2013	18,639,140

			57,134,358

		Illinois—11.7%
		Chicago Board of Education Lease Certificates of
		Participation Series “A”:
5,000	M	6% 1/1/2016	5,733,900
36,200	M	6% 1/1/2020	40,614,952
		Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000	M	6.6% 2/1/2010	5,173,050
3,000	M	6.65% 2/1/2011	3,244,860
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022	5,094,750
5,000	M	Childrens Mem. Hosp. 5.25% 8/15/2033	4,744,300
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,161,280
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019	5,008,120
5,000	M	Springfield Electric Rev. 5% 3/1/2027	5,053,300

			81,828,512

		Indiana—3.7%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	7,861,128
8,625	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6.125% 7/1/2029	9,148,192
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	8,656,286

			25,665,606

		Iowa—.6%
4,115	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	4,217,052

6

Principal
Amount		Security	Value

		Kentucky—1.1%
$ 5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.)
		5.75% 12/1/2028	$5,172,400
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,695,315

			7,867,715

		Louisiana—.7%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	4,551,923

		Maine—.7%
5,000	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	4,990,550

		Massachusetts—1.3%
8,585	M	Boston Water & Sewer Rev. 5.75% 11/1/2013	9,316,957

		Michigan—6.0%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,765,650
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,230,750
10,000	M	Michigan State Environmental Protection Prog. GO
		6.25% 11/1/2012	10,595,200
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	10,145,700
5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6.25% 12/1/2028	5,295,150
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	5,002,335

			42,034,785

		Missouri—3.2%
		Missouri State Health & Educ. Facs. Auth. Revenue:
		BJC Health Systems:
6,000	M	6.75% 5/15/2010	6,333,840
10,000	M	6.75% 5/15/2011	11,075,400
5,000	M	St. Luke’s Health 5.5% 11/15/2028	5,136,000

			22,545,240

		Montana—.7%
5,000	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	5,020,800

		New Jersey—.7%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,016,700

7

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value
		New Mexico—.7%
$ 5,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5.25% 7/1/2031	$ 4,974,150

		New York—11.1%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	26,260,520
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027	11,343,400
5,000	M	State University 5.875% 5/15/2017	5,627,700
5,000	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	5,147,350
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth.
		5% 4/1/2021	5,204,550
7,780	M	Port Authority of New York & New Jersey Drivers
		8.88% 8/15/2015**	8,400,455
10,000	M	Sales Tax Asset Receivable Corp. 5% 10/15/2026	10,346,700
5,000	M	Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
		5.75% 10/15/2013	5,103,500

			77,434,175

		North Carolina—1.2%
8,000	M	North Carolina Municipal Pwr. Agency (Catawba Electric)
		6% 1/1/2011	8,462,800

		North Dakota—3.1%
5,000	M	Grand Forks Health Care Sys. Rev. (Altru Health) 5% 12/1/2026	4,748,750
10,500	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	11,684,715
5,000	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	5,140,650

			21,574,115

		Ohio—3.4%
5,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5.25% 2/15/2026	5,098,100
6,000	M	Jefferson County Jail Construction GO 5.75% 12/1/2019	6,440,880
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
4,750	M	6.125% 9/1/2028	5,090,765
6,720	M	5.85% 9/1/2033	7,014,874

			23,644,619

		Oklahoma—1.4%
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5.25% 11/15/2036	9,941,900

8

Principal
Amount		Security	Value
		Pennsylvania—1.8%
$ 5,000	M	Philadelphia GO 7.125% 7/15/2038	$5,486,050
6,660	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	7,180,412

			12,666,462
		Rhode Island—1.0%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,145,600

		Texas—12.4%
14,000	M	Austin Utilities Systems Rev. 6% 11/15/2013	15,246,420
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5.375% 2/15/2029	4,524,500
		Harris County Toll Road Sub. Liens General Obligations Series “A”:
11,065	M	6.5% 8/15/2012	12,728,512
7,000	M	6.5% 8/15/2013	8,239,560
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,214,500
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032	4,942,650
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027	5,106,050
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013	4,393,880
6,035	M	6.25% 12/15/2015	6,626,732
5,000	M	JP Morgan Chase Putters 9.202% 2/1/2030** (when-issued)	5,110,150
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	9,795,200
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030	5,204,250

			87,132,404

		Utah—.2%
1,265	M	Provo Electric System Rev. 10.375% 9/15/2015	1,592,888

		Washington—1.8%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033	5,268,950
7,000	M	Providence Health 5.25% 10/1/2033	7,060,200

			12,329,150

		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,561,200

9

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security		Value
		Wisconsin—2.1%
$12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		$14,504,160
Total Value of Municipal Bonds (cost $653,822,691)			98.6%	690,397,988
Other Assets, Less Liabilities			1.4	10,004,175
Net Assets			100.0%	$700,402,163

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2009.

Summary of Abbreviations:

COP Certificate of Participation

GO General Obligation

See notes to financial statements

10

Fund Expenses (unaudited)
INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,071.22	$5.19
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.78	$5.06

Expense Example – Class B Shares
Actual	$1,000.00	$1,068.30	$8.77
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.31	$8.55

* Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

11

Portfolio of Investments
INSURED TAX EXEMPT FUND II
June 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.0%
		Alaska—2.8%
$ 1,000	M	Alaska Intl. Airport Rev. Series “B” 5.75% 10/1/2012*	$1,135,600
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,271,620
			4,407,220

		Arizona—11.9%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,389,500
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,190,900
1,050	M	Glendale Wtr. & Swr. Rev. 5% 7/1/2024	1,096,431
		Greater Dev. Auth. Infrastructure Revenue:
2,675	M	Cottonwood Mirage 5% 8/1/2026	2,635,624
1,000	M	El Mirage 5% 8/1/2029	976,430
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	5,115,850
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,182,960

			18,587,695

		California—4.8%
1,100	M	Alhambra Sch. District GO 5.25% 8/1/2028	1,125,025
3,090	M	Alum Rock Elem. Sch. District GO 5.25% 8/1/2029	3,141,201
1,250	M	Central Unified School Dist. GO 5.25% 8/1/2024	1,296,325
2,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	1,986,760

			7,549,311

		Connecticut—2.5%
2,300	M	New Haven GO 5% 3/1/2025	2,374,290
1,500	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,539,030

			3,913,320

		District of Columbia—2.0%
3,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2029	3,040,650

		Florida—9.1%
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026	989,380
1,000	M	5.25% 7/1/2027	993,100
1,120	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,097,858
1,880	M	Florida State Dept. of Trans. Alligator Alley Rev. Series “A”
		5% 7/1/2025	1,900,999
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,769,371

12

Principal
Amount		Security	Value

		Florida (continued)
		Miami-Dade County General Obligations:
$ 2,000	M	6% 7/1/2023	$2,170,720
3,000	M	6.125% 7/1/2025	3,260,160

			14,181,588

		Georgia—3.7%
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,551,225
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5.125% 12/1/2021	1,011,700
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,151,760
1,000	M	Savannah Economic Dev. Auth. Rev. 5% 6/15/2039	975,710

			5,690,395

		Illinois—.7%
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,117,080

		Indiana—5.7%
1,030	M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,138,346
1,105	M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*	1,222,119
2,360	M	South Bend Cmnty. Sch. Corp. Rev. 5% 1/15/2029 (when-issued)	2,361,794
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,600	M	5.25% 7/15/2028	1,658,208
1,000	M	5.25% 7/15/2029	1,028,240
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*	1,390,288

			8,798,995

		Kentucky—2.9%
2,980	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.)
		5.25% 9/1/2026	3,007,356
1,510	M	Paducah Elec. Plant Brd. Rev. 5.25% 10/1/2035	1,519,029

			4,526,385

		Louisiana—2.9%
1,845	M	Louisiana Loc. Govt. Env. Pkg. Facs. 5.25% 10/1/2021	1,864,742
1,500	M	Louisiana St. Citizens Ppty. Rev. 6.125% 6/1/2025	1,629,045
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,030,650

			4,524,437

		Massachusetts—1.1%
1,500	M	Massachusetts State GO 5.25% 8/1/2022	1,689,690

13

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2009

Principal
Amount		Security	Value
		Michigan—5.4%
$ 2,000	M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	$2,051,900
1,000	M	Canton Charter Twp. GO 5% 4/1/2027	1,029,710
1,250	M	Ferris State University Rev. 5% 10/1/2028	1,266,550
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,818,775
2,225	M	Van Dyke Pub. Schs. Bldg. & Site GO 5% 5/1/2028	2,256,595
			8,423,530

		Mississippi—3.0%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,694,899
2,000	M	5.625% 7/1/2039	2,023,640

			4,718,539

		Missouri—1.3%
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec.
		Proj.) Series “B” 5.85% 6/1/2010*	324,753
250	M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5.75% 3/1/2019	259,750
375	M	St. Louis County Pattonville R-3 School Dist. GO (Direct Dep.
		Prog.) 5.75% 3/1/2010*	392,325
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,034,400

			2,011,228

		New Jersey—5.4%
1,000	M	New Jersey Edl. Facs. Auth. Rev. 5.375% 7/1/2038	1,037,190
		New Jersey Health Care Facs. Fing. Auth. Revenue:
1,150	M	Hackensack University Med. Ctr. 5.25% 1/1/2031	1,166,537
2,000	M	Virtua Health 5.5% 7/1/2038	1,979,960
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,198,360

			8,382,047

		New York—2.0%
		Camden Central School District General Obligations:
725	M	5.5% 3/15/2016	794,136
250	M	5.5% 3/15/2017	273,840
2,000	M	New York State Dorm. Auth. Rev. 5% 2/15/2039 (when-issued)	1,975,520

			3,043,496

		North Carolina—.8%
1,250	M	New Hanover Cnty. Hosp. Rev. 5.125% 10/1/2031	1,218,325

14

Principal
Amount		Security	Value

		Ohio—4.1%
$ 1,255	M	Akron Sewer System Rev. 5.25% 12/1/2020	$1,261,175
3,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5% 2/15/2024	3,022,620
1,500	M	Ohio State Bldg. Auth. State Facs. 5.5% 4/1/2018	1,592,505
450	M	Youngstown GO 6% 12/1/2010*	488,673

			6,364,973

		Pennsylvania—6.4%
1,140	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024	1,151,833
2,500	M	Beaver Cnty. GO 5.55% 11/15/2031	2,605,150
1,000	M	Philadelphia Wtr. & Wastewater Rev. 5% 1/1/2027	990,800
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*	1,134,650
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027	3,071,447
1,000	M	5.375% 4/1/2028	1,045,520

			9,999,400

		Puerto Rico—.6%
895	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016	895,859

		Rhode Island—3.0%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Pub. Schs. Fing. Prog. 5.25% 5/15/2029 (when-issued)	3,257,248
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,423,773

			4,681,021

		South Carolina—.6%
1,000	M	Anderson Water & Swr. System Rev. 5% 7/1/2034	997,170

		South Dakota—1.0%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,522,245

		Texas—9.0%
1,750	M	Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5.25% 10/1/2029	1,721,982
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	4,800,000
5,000	M	Houston Utility Systems Rev. 5.25% 5/15/2020	5,258,250
1,250	M	Parker Cnty. GO 5% 2/15/2029	1,265,175
1,045	M	Victoria Cnty. Jr. College GO 5.125% 8/15/2026	1,057,801

			14,103,208

15

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2009

Principal
Amount		Security	Value
		Utah—.7%
$ 1,000	M	Pleasant Grove City Wtr. Rev. 5.25% 12/1/2029	$ 1,026,870
		Washington—4.6%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,043,000
2,135	M	Washington State Higher Ed. Facs. Auth. Rev. 5.25% 11/1/2027	2,173,793
			7,216,793
Total Value of Municipal Bonds (cost $147,796,139)			152,631,470

		SHORT-TERM TAX EXEMPT INVESTMENTS—5.1%
		Adjustable Rate Notes**
4,000	M	North Carolina Med. Care Commn. Hlth. Care Fac. Rev. .32%	4,000,000
4,000	M	Virginia Small Business Fing. Auth. Rev. .32%	4,000,000

Total Value of Short-Term Tax Exempt Investments (cost $8,000,000)			8,000,000

Total Value of Municipal Investments (cost $155,796,139)		103.1%	160,631,470
Excess of Liabilities Over Other Assets		(3.1)	(4,756,506)

Net Assets		100.0%	$155,874,964

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect at June 30, 2009.

See notes to financial statements
16

Fund Expenses (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,072.38	$5.19
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.78	$5.06

Expense Example – Class B Shares
Actual	$1,000.00	$1,068.56	$8.77
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.31	$8.55

* Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

17

Portfolio of Investments
CALIFORNIA INSURED TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—101.8%
		Certificates of Participation—11.8%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$ 570,010
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029	1,043,170
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022	763,470
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024	984,330

			3,360,980

		General Obligations—40.7%
2,000	M	Alhambra Unified School District 5.25% 8/01/2028	2,022,700
1,000	M	Chico Unified School District 5% 8/1/2026	1,004,310
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,016,400
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029	1,004,640
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.)
		6.25% 2/1/2016	706,433
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,017,480
1,000	M	Los Angeles Unified School District 4.75% 7/1/2027	962,510
750	M	Natomas Unified School District 5.95% 9/1/2021	836,820
1,000	M	Oak Valley Hospital District 5% 7/1/2035	898,190
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,120,040
500	M	Victor Valley Cmnty. College District 5% 8/1/2031	488,220
486	M	Walnut Valley School District 7.2% 2/1/2016	553,924

			11,631,667

		Health Care—7.2%
1,000	M	California Health Facs. Fin. Auth. Rev. 6.5% 10/1/2033	1,075,410
1,000	M	California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph’s)
		5.125% 7/1/2024	979,010

			2,054,420

		Housing—3.5%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	996,360

		Transportation—3.6%
1,000	M	San Francisco City & Cnty. Airport Rev. 5.25% 5/1/2025	1,027,680

		Utilities—15.5%
1,000	M	Los Angeles Water & Power Elec. Rev. 5.125% 7/1/2020	1,057,600
1,525	M	Semitropic Impt. Dist. Water Storage Dist. 5.5% 12/1/2022	1,569,118
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series “A” 6% 10/1/2012	797,010
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029 (when-issued)	998,240

			4,421,968

18

Principal
Amount		Security	Value

		Other Revenue—19.5%
$ 1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	$ 1,128,060
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,015,750
1,105	M	Palm Springs Fing. Auth. Lease Rev. Series “A”
		(Convention Ctr. Proj.) 5.25% 11/1/2020	1,125,929
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5.25% 8/1/2020	962,460
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	531,625
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	788,795

			5,552,619

Total Value of Municipal Bonds (cost $28,376,669)		101.8%	29,045,694
Excess of Liabilities Over Other Assets		(1.8)	(501,099)

Net Assets		100.0%	$28,544,595

See notes to financial statements
19

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,066.91	$5.28
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16
Expense Example – Class B Shares
Actual	$1,000.00	$1,062.26	$8.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

* Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

20

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.2%
		Education—27.6%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 1,000	M	Loomis Chafee School 5% 7/1/2030	$983,400
		Quinnipiac University:
1,000	M	5% 7/1/2025	1,003,600
1,000	M	5.75% 7/1/2033	1,049,400
1,000	M	Renbrook School 5% 7/1/2030	953,740
1,000	M	Salisbury School 5% 7/1/2028	1,024,770
1,235	M	Trinity College Series “H” 5% 7/1/2019	1,306,383
1,000	M	Westminster School 5% 7/1/2037	974,990
1,000	M	Yale University 4.85% 7/1/2037	1,012,040
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021	629,244
1,000	M	University Rev. 4.75% 2/15/2029	1,009,180

			9,946,747

		General Obligations—22.5%
500	M	Branford 5% 5/15/2014	536,785
1,000	M	Bridgeport 5% 12/1/2023	1,044,160
690	M	Connecticut State Series “E” 6% 3/15/2012	775,656
1,000	M	Glastonbury 5% 6/15/2021	1,061,220
		New Britain:
630	M	6% 3/1/2012	670,566
1,000	M	4.75% 4/1/2028	1,053,500
2,300	M	New Haven 5% 3/1/2026	2,361,985
580	M	Stratford 5% 12/15/2023	608,310

			8,112,182

		Health Care—12.9%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
315	M	Bridgeport Hospital 6.5% 7/1/2012	315,444
		Child Care Facilities Program:
400	M	5.5% 7/1/2019	404,524
1,000	M	6% 7/1/2038	1,046,690
1,250	M	Children’s Medical Center Series “B” 5% 7/1/2021	1,128,250
205	M	Village Families & Children Series “A” 5% 7/1/2017	196,706
1,000	M	William W. Backus Hospital 5% 7/1/2025	1,002,870
550	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016	550,528

			4,645,012

21

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value
		Housing—11.0%
		Connecticut State Housing Finance Authority:
$ 50	M	Group Home Mtg. 5.85% 6/15/2030	$ 502,810
		Housing Mtg. Finance Program:
500	M	6.25% 11/15/2025	554,185
1,000	M	5.75% 11/15/2028	1,075,670
1,750	M	Next Steps 7, 5% 6/15/2024	1,834,315

			3,966,980

		Transportation—6.5%
		Connecticut State Special Tax Obligation Revenue:
250	M	Fuel Tax & Transit Rev. 6.125% 9/1/2012	270,597
		Transportation Infrastructure:
1,000	M	5% 11/1/2025	1,044,070
1,000	M	5% 8/1/2027	1,027,400

			2,342,067

		Utilities—9.5%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035	955,050
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025	971,580
500	M	5% 7/1/2028	478,710
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,029,610

			3,434,950

		Other Revenue—8.2%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	1,051,390
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	494,975
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,437,525

			2,983,890

Total Value of Municipal Bonds (cost $34,882,956)		98.2%	35,431,828
Other Assets, Less Liabilities		1.8	656,084

Net Assets		100.0%	$36,087,912

See notes to financial statements
22

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,070.23	$5.49
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.48	$5.36

Expense Example – Class B Shares
Actual	$1,000.00	$1,066.42	$9.07
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.01	$8.85

* Expenses are equal to the annualized expense ratio of 1.07% for Class A shares and 1.77% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

23

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.5%
		Education—23.9%
$ 1,00	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. 6% 1/1/2028	$ 1,004,640
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2038	1,001,960
750	M	Boston University 5.6% 10/1/2035	758,092
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Harvard University 5.5% 11/15/2036	1,073,370
1,000	M	Lesley University 5% 7/1/2029	1,000,780
1,000	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	1,222,740

			6,061,582

		General Obligations—18.5%
		Massachusetts State:
1,000	M	5.5% 8/1/2030	1,120,620
500	M	1.245% 5/1/2037	326,125
1,155	M	Quaboag Regional School District 5.5% 6/1/2017	1,206,894
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033	998,540
1,000	M	Worcester 5.5% 8/15/2017	1,035,150

			4,687,329

		Health Care—9.6%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5.375% 2/1/2027	952,420
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,006,380
470	M	Massachusetts General Hospital Series “F” 6.25% 7/1/2012	489,218

			2,448,018

		Housing—8.0%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	5.8% 12/1/2028	1,035,900
1,000	M	5.35% 12/1/2033	994,560

			2,030,460

		Transportation—8.9%
		Massachusetts Bay Trans. Authority:
1,000	M	Assessment Revenue 5% 7/1/2028	1,047,990
1,000	M	Sales Tax Revenue 5% 7/1/2031	1,046,480
150	M	Route 3 North Trans. Impt. Assoc. 5.625% 6/15/2010*	157,512

			2,251,982

24

Principal
Amount		Security	Value

		Utilities—17.5%
$ 850	M	Boston Water & Sewer Commission Rev. 5.75% 11/1/2013	$ 924,605
1,455	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018	1,464,938
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029	953,580
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025	1,097,340

			4,440,463

		Other Revenue—12.1%
1,000	M	Boston Convention Center Act 1997 Series “A” 5% 5/1/2017	1,070,760
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. (Draper Laboratory)
		5.75% 9/1/2025	1,046,310
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	958,350

			3,075,420

Total Value of Municipal Bonds (cost $24,300,729)		98.5%	24,995,254
Other Assets, Less Liabilities		1.5	386,794

Net Assets		100.0%	$25,382,048

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements
25

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,044.19	$5.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.53	$5.31

Expense Example – Class B Shares
Actual	$1,000.00	$1,040.49	$8.90
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.06	$8.80

* Expenses are equal to the annualized expense ratio of 1.06% for Class A shares and 1.76% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

26

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.5%
		Education—3.6%
$ 1,000	M	Ferris State University Revenue 5% 10/1/2028	$ 1,013,240

		General Obligations—42.9%
1,100	M	Allendale Public Sch. Dist. Series “A” 5.25% 5/1/2024	1,153,383
1,000	M	Bay City School District Bldg. & Site 5% 5/1/2025	1,025,950
1,000	M	Detroit Series “B” 5% 4/1/2025	857,800
1,250	M	Eaton Rapids Public Schools 5.25% 5/1/2022	1,293,550
1,000	M	Ecorse Public School District 5% 5/1/2027	1,015,090
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,035,550
660	M	Gull Lake Community School District Zero Coupon 5/1/2013	558,472
1,000	M	Jenison Public School District 5.5% 5/1/2018	1,050,000
1,000	M	Michigan State Series “A” 5% 11/1/2022	1,007,350
1,000	M	Montrose Township School District 6.2% 5/1/2017	1,163,780
1,000	M	Troy City School District 5% 5/1/2026	1,027,900
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,005,500

			12,194,325

		Health Care—10.6%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026	959,210
1,000	M	Michigan State Hospital Fin. Auth. Rev. (Trinity Health)
		6.25% 12/1/2028	1,059,030
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5.625% 7/1/2013	1,010,960

			3,029,200

		Housing—3.6%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,017,320

		Transportation—3.6%
1,000	M	Michigan State Grant Anticipation Rev. 5.25% 9/15/2024	1,019,960

27

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value
		Utilities—34.2%
$ 1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	$ 1,153,130
		Detroit Water Supply System Revenue:
1,275	M	6.5% 7/1/2015	1,408,544
1,000	M	5.5% 7/1/2027	1,046,960
1,000	M	Grand Rapids Water Supply 5% 1/1/2029	1,000,750
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,014,350
		Michigan State Strategic Fund (Detroit Edison Co.):
1,350	M	6.95% 5/1/2011	1,432,539
1,000	M	7% 5/1/2021	1,076,200
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	555,815
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,019,030
			9,707,318
Total Value of Municipal Bonds (cost $27,365,999)		98.5%	27,981,363
Other Assets, Less Liabilities		1.5	415,366
Net Assets		100.0%	$28,396,729

See notes to financial statements
28

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,053.21	$5.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.48	$5.36

Expense Example – Class B Shares
Actual	$1,000.00	$1,049.60	$8.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.01	$8.85

* Expenses are equal to the annualized expense ratio of 1.07% for Class A shares and 1.77% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

29

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.8%
		Certificates of Participation—2.5%
$250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029 (when-issued)	$254,590
250	M	Plymouth Intermediate Sch. Dist. #287, 5% 2/1/2024 (when-issued)	257,242

			511,832

		Education—7.3%
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	512,175
500	M	University of St. Thomas 5.25% 4/1/2039	500,240
400	M	University of Minnesota 5.75% 7/1/2017	485,356

			1,497,771

		General Obligations—50.3%
100	M	Becker Ind. School District #726, 6% 2/1/2017	102,768
500	M	Crow Wing County Jail Series “B” 5% 2/1/2021	517,450
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	519,025
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	212,402
		Eagan Recreational Facilities Series “A”:
450	M	5% 2/1/2015	482,625
250	M	5% 2/1/2016	268,125
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	746,067
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	536,110
500	M	Hennepin County Series “D” 5% 12/1/2025	532,835
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,055,040
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	278,850
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020	1,044,450
500	M	Minnesota State 5% 6/1/2022	551,980
250	M	Minnesota State Highway 5% 8/1/2026	266,940
500	M	Montgomery School District #394, 5% 2/1/2025	526,580
750	M	New Brighton Series “A” 5% 2/1/2032	762,750
250	M	Pequot Lakes Ind. Sch. Dist. #186, 5.125% 2/1/2018	270,665
500	M	Scott County 5% 12/1/2023	535,130
500	M	Spring Lake Park Ind. Sch. Dist. #16, 5% 2/1/2029	514,095
500	M	St. Louis County 5% 12/1/2023	538,465

			10,262,352

30

Principal
Amount		Security	Value

		Health Care—11.4%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
$ 500	M	5.5% 5/15/2017	$513,900
500	M	6.5% 11/15/2038	549,270
750	M	Minnesota Agriculture & Econ. Dev. Brd. Rev. (Essentia Hlth.)
		5% 2/15/2037	734,558
500	M	St. Cloud Health Care Oblig. Group “A” 5.8% 5/1/2016	518,125

			2,315,853

		Housing—5.8%
750	M	Minnesota St. Hsg. Fin. Agy. 5.9% 7/1/2028	768,938
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019	409,092

			1,178,030

		Transportation—3.7%
		Minneapolis & St. Paul Metro Airports Comm. Airport Revenue:
250	M	5% 1/1/2019	259,497
500	M	5% 1/1/2028	494,645

			754,142

		Utilities—9.1%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021	509,360
500	M	5% 1/1/2026	503,095
		Western Minnesota Municipal Power Agency:
325	M	5.5% 1/1/2011	326,157
500	M	5.5% 1/1/2015	525,400

			1,864,012

		Other Revenue—8.7%
700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	710,542
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024	1,053,790

			1,764,332

Total Value of Municipal Bonds (cost $19,481,303)			20,148,324

31

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security		Value
		SHORT-TERM TAX EXEMPT INVESTMENTS—.7%
$ 150	M	Mankato Rev. (Bethany Lutheran College)
		Adjustable Rate Note .22%* (cost $150,000)		$ 150,000
Total Value of Municipal Investments (cost $19,631,303)			99.5%	20,298,324
Other Assets, Less Liabilities			.5%	91,751
Net Assets			100.0%	$20,390,075

* Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2009.

See notes to financial statements
32

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,063.08	$5.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.73	$5.11

Expense Example – Class B Shares
Actual	$1,000.00	$1,060.23	$8.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.26	$8.60

* Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

33

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.5%
		Certificates of Participation—3.8%
		New Jersey State Equip. Lease Purchase Revenue:
$ 1,000	M	5.25% 6/15/2027	$ 1,000,740
1,000	M	5.25% 6/15/2028	995,220

			1,995,960

		Education—14.1%
		New Jersey Economic Dev. Auth. Revenue:
1,000	M	5.5% 9/1/2025	1,115,530
1,000	M	5.5% 12/15/2029	1,042,810
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035	1,015,940
1,000	M	Jersey City Univ. Series “E” 5% 7/1/2028	1,002,870
		Rowan University:
1,000	M	5% 7/1/2025	1,056,770
1,000	M	5% 7/1/2026	1,050,270
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,003,340

			7,287,530

		General Obligations—12.9%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,092,230
1,000	M	Bayonne 5.25% 7/1/2027	1,022,650
		Jersey City:
1,500	M	5% 9/1/2019	1,551,750
1,000	M	5% 1/15/2026	1,039,210
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028	989,950

			6,695,790

		Health Care—15.6%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,700,010
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	2,028,760
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028	1,002,860
1,000	M	5.75% 10/1/2031	993,690
1,000	M	Meridian Health System Oblig. Group 5.625% 7/1/2014	1,011,330
350	M	Riverview Medical Center 6.25% 7/1/2011	386,015
1,000	M	Virtua Health 5.5% 7/1/2038	989,980

			8,112,645

34

Principal
Amount		Security	Value
		Housing—7.0%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
$ 2,500	M	Mtg. Rev. 6.375% 10/1/2028	$ 2,710,475
895	M	Multi-Family Hsg. 6.05% 11/1/2017	906,823

			3,617,298

		Transportation—8.3%
1,000	M	Delaware River Port Auth. PA & NJ Rev. 5.75% 1/1/2022	1,006,240
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,074,270
1,000	M	5.5% 12/15/2038	1,049,590
1,100	M	Port Authority of New York & New Jersey 5% 10/15/2018	1,169,487

			4,299,587

		Utilities—2.5%
1,250	M	Passaic Valley Sewer Comm. Series “E” 5.625% 12/1/2018	1,276,525

		Other Revenue—34.3%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016	3,005,900
1,000	M	Cape May County Bridge Commission 5% 6/1/2032	1,018,150
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,930,434
1,000	M	Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.
		5% 1/1/2025	905,610
1,500	M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025	1,575,705
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,073,010
1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028	1,164,480
1,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027	1,030,370
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,015,410
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,063,500
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027	1,064,220
2,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,916,700
1,000	M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032	1,030,810

			17,794,299

Total Value of Municipal Bonds (cost $48,978,799)		98.5%	51,079,634
Other Assets, Less Liabilities		1.5	771,318

Net Assets		100.0%	$51,850,952

See notes to financial statements
35

Fund Expenses (unaudited)
NEW YORK INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,054.44	$4.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.93	$4.91

Expense Example – Class B Shares
Actual	$1,000.00	$1,050.65	$8.54
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.46	$8.40

* Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

36

Portfolio of Investments
NEW YORK INSURED TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS—101.5%
		Education—23.3%
		New York State Dormitory Authority Revenue:
		Barnard College:
$ 1,000	M	5% 7/1/2024	$ 1,032,610
2,000	M	5% 7/1/2025	2,056,420
		City University:
3,955	M	5.75% 7/1/2013	4,206,848
3,000	M	6% 7/1/2020	3,400,800
2,350	M	Colgate University 6% 7/1/2021	2,665,276
2,000	M	Cornell University 5% 7/1/2029	2,088,020
1,000	M	Master Boces Program 5% 8/15/2028 (when-issued)	1,003,100
1,610	M	New York University 6% 7/1/2018	1,879,256
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,583,350
3,000	M	5.75% 3/15/2036	3,216,450
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031	982,790
3,400	M	Croton Hudson 5.625% 10/1/2029	3,510,670
1,000	M	Williamsville 5.25% 4/1/2021	1,020,870
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,393,508
1,460	M	6% 7/1/2013	1,479,651
1,500	M	State University 5.25% 5/15/2021	1,588,500

			34,108,119

		General Obligations—15.5%
		Buffalo:
		School District Series “B”:
1,130	M	5.375% 11/15/2016	1,179,810
2,360	M	5.375% 11/15/2017	2,440,523
2,620	M	5.375% 11/15/2019	2,703,657
1,000	M	School District Series “D” 5.5% 12/15/2015	1,049,760
4,465	M	Nassau County 5% 10/1/2029 (when-issued)	4,514,651
2,000	M	New York City Series “E” 5.75% 8/1/2018	2,091,080
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,861,136
1,395	M	North Syracuse Central School Dist. Series “A” 5% 6/15/2018	1,466,131
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2017	1,076,970

37

Portfolio of Investments (continued)
NEW YORK INSURED TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		General Obligations (continued)
		Yonkers Series “A”:
$ 1,345	M	5.125% 7/1/2016	$ 1,351,120
1,410	M	5.25% 7/1/2017	1,412,129
1,480	M	5.25% 7/1/2018	1,464,845

			22,611,812

		Health Care—2.9%
		New York State Dormitory Authority Revenue:
1,000	M	Mental Health Services 5% 2/15/2033	1,000,670
2,000	M	New York-Presbyterian Hospital 5.25% 2/15/2024	2,040,260
1,220	M	United Cerebral Palsy 5.125% 7/1/2021	1,207,617

			4,248,547

		Housing—4.6%
1,000	M	New York City Hsg. Dev. Corp. Cap. Funding Prog. 5% 7/1/2025	1,002,830
1,160	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011	1,164,477
		New York State Mtg. Agy. Mtg. Revenue:
1,750	M	5.5% 10/1/2028	1,795,780
2,500	M	6.5% 10/1/2028	2,728,375

			6,691,462

		Transportation—21.1%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031	1,007,920
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022	5,042,000
2,500	M	Transit Rev. 5% 11/15/2020	2,515,350
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026	5,064,600
6,955	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	7,094,513
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029	5,137,450
4,645	M	Triborough Bridge & Tunnel Auth. Series “Y” 6% 1/1/2012	4,960,303

			30,822,136

38

Principal
Amount		Security	Value

		Utilities—18.2%
$ 5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	$ 5,328,050
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,231,300
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021	3,282,565
6,300	M	4.75% 6/15/2030	6,176,898
1,005	M	Saratoga County Water System Rev. 5% 9/1/2038	995,784
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,898,450
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,658,340

			26,571,387

		Other Revenue—15.9%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	5,220,500
5,000	M	JPMorgan Chase Putters 9.056% 12/15/2024*	5,219,100
2,500	M	New York City Edl. Constr. Fund Rev. 5% 4/1/2031	2,512,575
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,371,700
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,124,410
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,044,011
665	M	Judicial Facs. Lease 7.375% 7/1/2016	787,034
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027	2,049,860

			23,329,190

Total Value of Municipal Bonds (cost $142,881,735)		101.5%	148,382,653
Excess of Liabilities Over Other Assets		(1.5)	(2,214,038)

Net Assets		100.0%	$146,168,615

* Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2009.

See notes to financial statements
39

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,054.26	$5.30
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.63	$5.21

Expense Example – Class B Shares
Actual	$1,000.00	$1,050.35	$8.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.16	$8.70

* Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

40

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.3%
		Certificates of Participation—33.3%
		Cabarrus County:
$ 1,000	M	5.25% 6/1/2027	$ 1,037,440
1,000	M	5% 1/1/2029 (when-issued)	1,000,750
400	M	Carteret County 5.625% 6/1/2020	414,480
1,000	M	Charlotte 5% 6/1/2029	1,014,020
1,000	M	Durham County 5% 6/1/2027	1,032,340
		Harnett County:
500	M	5.125% 12/1/2023	509,370
500	M	5% 6/1/2027	512,165
1,000	M	Monroe 5.5% 3/1/2034	1,014,140
1,055	M	Nash County Public Facs. Proj. 5.25% 6/1/2019	1,118,110
1,000	M	Salisbury 5.625% 3/1/2026	1,068,740

			8,721,555

		Education—3.9%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,032,840

		General Obligations—6.7%
400	M	Johnston County 5% 6/1/2011*	424,328
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,004
1,000	M	Lincoln County 5.5% 6/1/2027	1,092,730

			1,741,062

		Health Care—13.1%
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,002,810
1,000	M	New Hanover Regional Medical Center 5% 10/1/2027	975,380
1,000	M	North Carolina Medical Care Community Health Care Facility Rev.
		Wakemed 5.625% 10/1/2029	1,022,450
400	M	North Carolina Medical Care Community Hospital Rev.
		Northeast Med. Ctr. 5.375% 11/1/2010*	427,100

			3,427,740

		Transportation—4.0%
1,000	M	Charlotte Airport Rev. Series “A” 5.25% 7/1/2023	1,055,240

41

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		Utilities—29.6%
$ 1,080	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022	$ 1,125,252
1,000	M	Cape Fear Pub. Util. Water & Sewer Sys. Rev. 5% 8/1/2035	1,011,610
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027	1,037,230
		North Carolina Eastern Municipal Power Agency Revenue:
1,000	M	6% 1/1/2019	1,045,810
1,000	M	5.25% 1/1/2022	1,013,000
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,028,620
500	M	Puerto Rico Aqueduct & Sewer Auth. Rev. 5% 7/1/2028	478,710
1,000	M	Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2039	1,017,970

			7,758,202

		Other Revenue—7.7%
1,000	M	North Carolina St. Cap. Impt. 5% 5/1/2028	1,051,510
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	958,350

			2,009,860

Total Value of Municipal Bonds (cost $25,137,580)		98.3%	25,746,499
Other Assets, Less Liabilities		1.7	437,103

Net Assets		100.0%	$26,183,602

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements
42

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,051.21	$5.44
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.48	$5.36

Expense Example – Class B Shares
Actual	$1,000.00	$1,047.59	$8.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.01	$8.85

* Expenses are equal to the annualized expense ratio of 1.07% for Class A shares and 1.77% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

43

Portfolio of Investments
OHIO TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.2%
		Education—13.3%
$ 1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts
		5.25% 10/1/2020	$ 987,140
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022	1,008,630
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,011,570

			3,007,340

		General Obligations—57.0%
1,000	M	Adams County Valley Local School District 7% 12/1/2015	1,148,620
500	M	Avon Local School District 6.5% 12/1/2015	584,650
1,000	M	Beavercreek County School District 5% 12/1/2029	1,014,020
1,000	M	Beavercreek Local School District 6.6% 12/1/2015	1,172,170
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023	1,023,870
1,000	M	Dublin City School Dist. Fac. Construction & Improvement
		5% 12/1/2021	1,038,710
1,000	M	Franklin County 5% 12/1/2031	1,030,440
1,000	M	Greene County 5.25% 12/1/2030	1,027,340
655	M	Jefferson County Jail Construction 5.75% 12/1/2019	703,129
1,000	M	Ohio State Series “A” 5.375% 9/1/2028	1,068,090
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028	434,748
250	M	6.125% 12/1/2033	268,578
1,000	M	St. Marys City School District 5% 12/1/2025	1,033,470
250	M	Sylvania City School District 5% 12/1/2028	254,570
1,000	M	Wapakoneta City School District 5% 12/1/2025	1,042,410

			12,844,815

		Health Care—9.8%
250	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5.5% 9/1/2011	251,345
1,000	M	Ohio State Higher Edl. Fac. Rev. (Cleveland Clinic)
		5.25% 1/1/2033	1,002,720
1,000	M	Ross County Hosp. Rev. (Adena Health Systems) 5.25% 12/1/2038	960,890

			2,214,955

		Housing—9.3%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
1,000	M	6.125% 9/1/2028	1,071,740
1,000	M	5.45% 9/1/2033	1,024,910

			2,096,650

44

Principal
Amount		Security	Value

		Utilities—4.5%
$ 500	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5.375% 2/15/2028	$ 508,990
500	M	Mahoning Valley Sanitary District Water Rev. 5.75% 11/15/2018	511,795

			1,020,785

		Other Revenue—4.3%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	958,350

Total Value of Municipal Bonds (cost $21,338,671)		98.2%	22,142,895
Other Assets, Less Liabilities		1.8	415,648

Net Assets		100.0%	$22,558,543

See notes to financial statements
45

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,069.74	$5.29
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16
Expense Example – Class B Shares
Actual	$1,000.00	$1,066.00	$8.86
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

* Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

46

Portfolio of Investments
OREGON TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.2%
		Certificates of Participation—8.0%
		Oregon State Dept. of Administrative Services:
$ 500	M	5.25% 5/1/2017	$ 524,810
1,000	M	5% 5/1/2026	1,035,330
500	M	5% 5/1/2030	505,005
1,000	M	5% 11/1/2030	989,580

			3,054,725

		Education—2.6%
1,000	M	Oregon Health Sciences Univ. Rev. 5.25% 7/1/2022	999,060

		General Obligations—50.5%
		Beaverton School District #48J:
750	M	5% 6/1/2031	769,440
1,500	M	5.125% 6/1/2036	1,534,605
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025	1,061,110
1,000	M	Clackamas Community College Dist. 5% 5/1/2024	1,042,410
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,146,710
500	M	Clackamas & Washington Cntys. Sch. Dist. #3, 5% 6/15/2032	513,810
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,110,350
1,055	M	Gresham 5.375% 6/1/2017	1,142,438
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,045,570
1,000	M	5% 6/15/2030	1,023,180
635	M	Jefferson County School District #509J, 5.25% 6/15/2019	671,824
245	M	La Grande 5.625% 6/1/2011	249,523
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,120,950
1,225	M	Newport Zero Coupon 6/1/2029	438,036
1,000	M	Oregon State Board of Higher Education Series “A”
		5% 8/1/2029	1,023,650
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,038,130
1,000	M	Salem 5% 6/1/2028	1,023,530
1,500	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,571,100
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5.25% 6/1/2016	685,224
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	1,054,730

			19,266,320

		Health Care—2.6%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	997,930

47

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		Housing—2.7%
$ 1,000	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.
		5.35% 7/1/2030	$ 1,008,830

		Transportation—5.4%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028	1,034,840
1,000	M	Port Portland Airport Rev. 5% 7/1/2029	1,010,840

			2,045,680

		Utilities—15.9%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	772,830
		Portland Sewer System Revenue:
300	M	5.25% 6/1/2020	317,115
1,000	M	4.75% 6/15/2025	1,023,060
1,000	M	5% 6/15/2027	1,032,580
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth.
		Rev. 5% 7/1/2028	957,420
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029	953,580
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,014,380

			6,070,965

		Other Revenue—11.5%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,046,830
405	M	Portland Urban Renewal & Redev. (Oregon Conv. Ctr.)
		5.5% 6/15/2020	413,622
		Puerto Rico Pub. Bldgs. Auth. Revenue:
500	M	Electric Rev. 6% 7/1/2028	494,975
1,000	M	Govt. Facs. Rev. 5.25% 7/1/2027 (when-issued)	988,530
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,437,525

			4,381,482

Total Value of Municipal Bonds (cost $36,891,261)		99.2%	37,824,992
Other Assets, Less Liabilities		.8	311,454

Net Assets		100.0%	$38,136,446

See notes to financial statements
48

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,054.53	$5.25
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16

Expense Example – Class B Shares
Actual	$1,000.00	$1,050.91	$8.80
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.65

* Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

49

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.4%
		Education—8.7%
$ 1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.)
		5.5% 10/1/2032	$ 1,017,980
1,000	M	Northampton Cnty. Auth. Rev. (Lehigh University)
		5.5% 11/15/2033	1,053,680
1,410	M	Pennsylvania State Higher Educ. Facs. Series “S”
		5.5% 6/15/2014	1,461,169

			3,532,829

		General Obligations—39.1%
1,000	M	Beaver County 5.55% 11/15/2031	1,042,060
1,000	M	Bedford County 5% 9/1/2028	988,990
1,000	M	Boyertown Area School District 5% 10/1/2023	1,037,700
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032	1,006,310
1,000	M	Daniel Boone Area School District 5% 8/15/2029	1,010,160
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,012,570
1,000	M	Easton Area School District 5.2% 4/1/2028	1,033,000
1,000	M	Methacton School District 6.375% 3/1/2024	1,156,380
1,065	M	Mifflin County 5.5% 9/1/2020	1,107,259
1,000	M	Philadelphia School District 6% 9/1/2038	1,050,970
1,000	M	Philadelphia Series “B” 7% 7/15/2028	1,112,440
1,085	M	Pittsburgh 5.5% 9/1/2014	1,158,172
1,000	M	Reading 6.25% 11/1/2033	1,060,100
1,000	M	Scranton School District Series “A” 5% 7/15/2027	1,025,840
1,000	M	West Mifflin Area School District 5.375% 4/1/2028	1,045,520

			15,847,471

		Health Care—12.7%
1,000	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	1,082,020
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	966,510
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services:
1,000	M	Allegheny Delaware 5.7% 11/15/2011†	963,590
1,000	M	University of Pa. Health Sys. 5.5% 8/15/2018	1,065,630
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
		6% 6/1/2025	1,060,130

			5,137,880

		Housing—2.5%
1,000	M	Pennsylvania State Hsg. Fin. Agy. Mtg. Rev. 5.4% 10/1/2033	1,013,870

50

Principal
Amount		Security	Value

		Transportation—12.5%
$ 1,620	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2020	$ 1,648,431
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028	1,116,950
1,000	M	5% 6/1/2029	1,021,940
1,250	M	Philadelphia Airport Rev. 5.375% 6/15/2029	1,268,550

			5,055,871

		Utilities—13.0%
		Commonwealth Financing Authority Revenue:
1,000	M	5% 6/1/2028	1,014,810
1,000	M	5% 6/1/2031	997,320
500	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2027	495,400
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	2,769,038

			5,276,568

		Other Revenue—9.9%
		Philadelphia Redev. Neighborhood Transformation Series “A”:
1,000	M	5.5% 4/15/2016	1,031,050
1,000	M	5.5% 4/15/2019	1,016,410
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	958,350
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
		6.05% 4/1/2014	1,000,240

			4,006,050

Total Value of Municipal Bonds (cost $38,364,780)		98.4%	39,870,539
Other Assets, Less Liabilities		1.6	646,547

Net Assets		100.0%	$40,517,086

† Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance Corporation, the provider of the credit support.

See notes to financial statements
51

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/09)	(6/30/09)	(1/1/09–6/30/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,048.58	$5.33
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.58	$5.26

Expense Example – Class B Shares
Actual	$1,000.00	$1,044.16	$8.87
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.11	$8.75

* Expenses are equal to the annualized expense ratio of 1.05% for Class A shares and 1.75% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total value of investments.

52

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.4%
		Certificates of Participation—3.2%
$ 1,000	M	Prince Williams County 5% 9/1/2022	$ 1,020,460

		Education—6.4%
1,000	M	University of Virginia University Revs. 5% 6/1/2037	1,020,480
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026	1,051,690

			2,072,170

		General Obligations—16.3%
1,065	M	Harrisonburg Public Safety & Steam Plant Series “A”
		5% 7/15/2020	1,092,615
1,000	M	Hopewell 5.875% 7/15/2034	1,034,540
1,000	M	Richmond 5.5% 1/15/2017	1,069,160
1,000	M	Roanoke Public Impt. Series “A” 5.25% 10/1/2020	1,080,860
1,000	M	Waynesboro 5% 1/15/2034	959,850

			5,237,025

		Health Care—10.1%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. (Inova Health Sys.) 5.25% 5/15/2026	1,031,030
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series “A” 5.5% 7/1/2021	1,024,550
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017	1,183,830

			3,239,410

		Housing—3.3%
1,000	M	Virginia State Hsg. Dev. Auth. 6% 7/1/2025	1,065,070

		Transportation—14.8%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	1,042,690
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2026	1,031,510
1,585	M	Norfolk Airport Auth. 5.375% 7/1/2015	1,639,366
1,000	M	Washington DC Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,021,860

			4,735,426

53

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
June 30, 2009

Principal
Amount		Security	Value

		Utilities—19.9%
$ 1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	$ 1,019,810
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015	1,003,680
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018	508,755
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028	718,065
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,054,530
		Virginia St. Res. Auth. Infrastructure Revenue:
1,010	M	5% 11/1/2029	1,047,087
1,000	M	5% 11/1/2033	1,025,440

			6,377,367

		Other Revenue—24.4%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031	998,640
500	M	Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
		5.625% 11/1/2015	517,095
300	M	Montgomery County Indl. Dev. Auth. Series “C” 6% 1/15/2011*	326,310
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024	1,037,520
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5.25% 3/1/2039	1,011,030
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	958,350
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,032,190
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021	949,690
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031	987,080

			7,817,905

Total Value of Municipal Bonds (cost $30,814,807)		98.4%	31,564,833
Other Assets, Less Liabilities		1.6	518,864

Net Assets		100.0%	$32,083,697

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements
54

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55

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2009

			SINGLE STATE TAX EXEMPT FUND
	INSURED	INSURED	CALIFORNIA
	TAX EXEMPT	TAX EXEMPT II	INSURED	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$ 653,822,691	$ 155,796,139	$ 28,376,669	$ 34,882,956	$ 24,300,729	$ 27,365,999	$ 19,631,303

At value (Note 1A)	$ 690,397,988	$ 160,631,470	$ 29,045,694	$ 35,431,828	$ 24,995,254	$ 27,981,363	$ 20,298,324
Cash	4,939,308	433,806	24,129	57,260	295,218	138,178	295,880
Receivables:
Interest.	11,184,669	2,197,556	497,481	597,589	328,743	326,332	328,858
Investment securities sold	330,749	101,205	—	—	—	—	—
Shares sold	113,777	289,279	15,390	60,188	338	236	—
Other assets	140,335	11,213	2,726	3,007	2,593	2,915	2,048

Total Assets	707,106,826	163,664,529	29,585,420	36,149,872	25,622,146	28,449,024	20,925,110

Liabilities
Payables:
Investment securities purchased	4,992,878	7,485,362	988,900	—	—	—	504,745
Dividends payable	622,484	119,103	29,903	27,048	21,614	25,354	13,505
Shares redeemed	682,771	96,543	—	9,518	191,450	34	150
Accrued advisory fees	325,305	71,486	13,290	16,769	11,856	13,212	9,421
Accrued shareholder servicing costs.	36,657	7,943	1,247	1,683	1,268	1,438	712
Accrued expenses	44,568	9,128	7,485	6,942	13,910	12,257	6,502

Total Liabilities	6,704,663	7,789,565	1,040,825	61,960	240,098	52,295	535,035

Net Assets	$ 700,402,163	$ 155,874,964	$ 28,544,595	$ 36,087,912	$ 25,382,048	$ 28,396,729	$ 20,390,075

Net Assets Consist of:
Capital paid in	$663,863,887	$152,365,766	$ 28,021,378	$ 35,640,786	$ 25,049,909	$ 27,761,899	$ 19,889,586
Undistributed net investment income	952,983	195,398	30,634	40,297	13,527	32,420	4,616
Accumulated net realized loss on investments	(990,004)	(1,521,531)	(176,442)	(142,043)	(375,913)	(12,954)	(171,148)
Net unrealized appreciation in value of investments	36,575,297	4,835,331	669,025	548,872	694,525	615,364	667,021

Total	$ 700,402,163	$ 155,874,964	$ 28,544,595	$ 36,087,912	$ 25,382,048	$ 28,396,729	$ 20,390,075

Net Assets:
Class A	$ 693,982,237	$ 147,662,279	$ 27,508,893	$ 34,276,468	$ 24,083,548	$ 27,452,800	$ 20,135,225
Class B	$ 6,419,926	$ 8,212,685	$ 1,035,702	$ 1,811,444	$ 1,298,500	$ 943,929	$ 254,850
Shares of beneficial interest outstanding (Note 2):
Class A	72,895,204	9,662,232	2,362,269	2,656,827	2,131,569	2,349,153	1,716,449
Class B	675,343	537,155	88,868	140,601	114,827	80,825	21,705
Net asset value and redemption price
per share – Class A	$ 9.52	$ 15.28	$ 11.65	$ 12.90	$ 11.30	$ 11.69	$ 11.73

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 10.10	$ 16.21	$ 12.36	$ 13.69	$ 11.99	$ 12.40	$ 12.45

Net asset value and offering price per share – Class B
(Note 2)	$ 9.51	$ 15.29	$ 11.65	$ 12.88	$ 11.31	$ 11.68	$ 11.74

*On purchases of $100,000 or more, the sales charge is reduced.

56	See notes to financial statements	57

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2009

	SINGLE STATE TAX EXEMPT FUND
		NEW YORK
	NEW JERSEY	INSURED	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$ 48,978,799	$142,881,735	$ 25,137,580	$ 21,338,671	$ 36,891,261	$ 38,364,780	$ 30,814,807

At value (Note 1A)	$ 51,079,634	$148,382,653	$25,746,499	$ 22,142,895	$ 37,824,992	$39,870,539	$ 31,564,833
Cash	101,245	187,448	129,034	299,488	—	219,951	66,785
Receivables:
Interest.	801,499	2,098,137	272,161	173,014	429,089	499,127	513,425
Investment securities sold	—	1,015,858	1,068,447	—	2,065,584	—	—
Shares sold	10,215	203,514	302	143	743	2,828	346
Other assets	4,407	21,725	1,969	2,529	2,987	3,109	2,786

Total Assets	51,997,000	151,909,335	27,218,412	22,618,069	40,323,395	40,595,554	32,148,175

Liabilities
Cash overdraft	—	—	—	—	17,448	—	—
Payables:
Investment securities purchased	—	5,470,126	993,820	—	2,018,196	—	38,741
Dividends payable	52,448	141,084	20,051	17,012	26,237	51,650	—
Shares redeemed	52,704	30,702	—	18,244	91,942	125	—
Accrued advisory fees	24,210	67,574	12,135	10,473	17,753	18,763	14,937
Accrued shareholder servicing costs	2,459	7,124	1,209	1,255	2,110	1,832	1,625
Accrued expenses	14,227	24,110	7,595	12,542	13,263	6,098	9,175

Total Liabilities	146,048	5,740,720	1,034,810	59,526	2,186,949	78,468	64,478

Net Assets	$ 51,850,952	$146,168,615	$ 26,183,602	$ 22,558,543	$ 38,136,446	$ 40,517,086	$ 32,083,697

Net Assets Consist of:
Capital paid in	$ 49,952,985	$141,810,980	$ 25,816,215	$ 21,744,867	$ 37,254,274	$ 39,038,907	$ 31,736,404
Undistributed net investment income	39,979	130,816	13,500	7,025	23,350	69,389	20,461
Accumulated net realized gain (loss) on investments	(242,847)	(1,274,099)	(255,032)	2,427	(74,909)	(96,969)	(423,194)
Net unrealized appreciation in value of investments	2,100,835	5,500,918	608,919	804,224	933,731	1,505,759	750,026

Total	$ 51,850,952	$146,168,615	$ 26,183,602	$ 22,558,543	$ 38,136,446	$ 40,517,086	$ 32,083,697

Net Assets:
Class A	$ 50,056,622	$143,539,913	$ 23,934,351	$ 21,029,202	$ 36,612,112	$ 38,890,232	$ 30,886,768
Class B	$ 1,794,330	$ 2,628,702	$ 2,249,251	$ 1,529,341	$ 1,524,334	$ 1,626,854	$ 1,196,929
Shares of beneficial interest outstanding (Note 2):
Class A	3,994,522	10,329,020	1,849,927	1,729,470	2,852,253	3,074,303	2,463,268
Class B	143,255	189,273	173,814	125,655	118,934	128,509	95,659
Net asset value and redemption price
per share – Class A	$ 12.53	$ 13.90	$ 12.94	$ 12.16	$ 12.84	$ 12.65	$ 12.54

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 13.29	$ 14.75	$ 13.73	$ 12.90	$ 13.62	$ 13.42	$ 13.31

Net asset value and offering price per share – Class B
(Note 2)	$ 12.53	$ 13.89	$ 12.94	$ 12.17	$ 12.82	$ 12.66	$ 12.51

*On purchases of $100,000 or more, the sales charge is reduced.

58	See notes to financial statements	59

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2009

			SINGLE STATE TAX EXEMPT FUND
	INSURED	INSURED	CALIFORNIA
	TAX EXEMPT	TAX EXEMPT II	INSURED	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$ 19,006,534	$ 3,583,660	$ 723,566	$ 909,263	$ 637,834	$ 746,285	$ 461,566
Expenses (Notes 1 and 5):
Advisory fees	2,066,026	435,223	84,276	109,350	75,283	86,726	59,389
Distribution plan expenses – Class A	1,033,001	205,019	40,675	51,963	35,520	41,822	29,242
Distribution plan expenses – Class B	33,279	41,976	4,878	8,914	7,073	5,138	1,509
Shareholder servicing costs	253,462	57,152	8,105	10,282	8,265	10,614	5,296
Professional fees	58,872	18,595	6,019	10,379	9,115	10,812	7,187
Registration fees	24,500	23,451	1,499	1,575	3,573	1,085	1,058
Custodian fees	21,400	5,463	2,336	3,134	1,957	2,838	1,816
Reports to shareholders	28,789	5,906	1,416	1,600	1,372	1,738	1,071
Trustees’ fees	26,350	5,334	1,046	1,387	946	1,112	744
Other expenses	75,352	17,108	5,403	8,826	5,495	5,489	6,240
Total expenses	3,621,031	815,227	155,653	207,410	148,599	167,374	113,552
Less: Expenses waived	(223,420)	(50,776)	(9,832)	(12,748)	(8,783)	(10,118)	(6,929)
Expenses paid indirectly	(1,754)	(1,144)	(226)	(121)	(319)	(112)	(356)
Net expenses	3,395,857	763,307	145,595	194,541	139,497	157,144	106,267
Net investment income	15,610,677	2,820,353	577,971	714,722	498,337	589,141	355,299
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain (loss) on investments	941,032	(93,776)	(40,946)	(2,631)	(331,700)	204,869	22,304
Net unrealized appreciation of investments	16,837,886	7,023,856	1,382,980	1,663,034	1,520,687	482,283	645,765
Net gain on investments	17,778,918	6,930,080	1,342,034	1,660,403	1,188,987	687,152	668,069
Net Increase in Net Assets Resulting
from Operations	$ 33,389,595	$ 9,750,433	$ 1,920,005	$ 2,375,125	$ 1,687,324	$ 1,276,293	$ 1,023,368

60	See notes to financial statements	61

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2009

	SINGLE STATE TAX EXEMPT FUND
		NEW YORK
	NEW JERSEY	INSURED	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income.	$ 1,310,907	$ 3,710,485	$ 630,301	$ 593,755	$ 925,983	$ 1,026,658	$ 777,337
Expenses (Notes 1 and 5):
Advisory fees	156,474	431,542	76,991	70,786	115,224	118,723	95,033
Distribution plan expenses – Class A	74,861	211,493	35,060	33,065	55,281	56,627	45,490
Distribution plan expenses – Class B	11,253	14,260	11,451	7,760	7,769	9,113	6,754
Shareholder servicing costs	17,517	49,084	7,257	8,687	13,534	12,400	10,731
Professional fees	15,909	17,213	7,846	8,462	10,003	12,767	10,461
Registration fees	1,058	1,083	1,058	1,058	135	1,058	1,058
Custodian fees	3,576	5,924	2,608	2,089	3,044	2,948	2,326
Reports to shareholders	2,141	5,527	1,526	1,459	1,979	1,922	1,619
Trustees’ fees	1,976	5,439	967	915	1,458	1,490	1,193
Other expenses	8,486	21,316	6,122	5,164	8,999	7,156	7,509
Total expenses	293,251	762,881	150,886	139,445	217,426	224,204	182,174
Less: Expenses waived	(18,255)	(50,347)	(8,982)	(8,258)	(13,443)	(13,851)	(11,087)
Expenses paid indirectly	(262)	(679)	(271)	(118)	(136)	(269)	(233)
Net expenses	274,734	711,855	141,633	131,069	203,847	210,084	170,854
Net investment income	1,036,173	2,998,630	488,668	462,686	722,136	816,574	606,483
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain (loss) on investments	76,150	(1,084,868)	(102,587)	77,251	192,554	137,982	68,798
Net unrealized appreciation of investments	2,101,948	5,648,604	955,618	675,939	1,682,932	1,152,991	813,717
Net gain on investments	2,178,098	4,563,736	853,031	753,190	1,875,486	1,290,973	882,515
Net Increase in Net Assets Resulting
from Operations	$ 3,214,271	$ 7,562,366	$ 1,341,699	$ 1,215,876	$ 2,597,622	$ 2,107,547	$ 1,488,998

62	See notes to financial statements	63

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	INSURED		INSURED		SINGLE STATE TAX EXEMPT FUND
	TAX EXEMPT		TAX EXEMPT II		CALIFORNIA INSURED		CONNECTICUT
	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 15,610,677	$ 30,844,856	$ 2,820,353	$ 4,759,518	$ 577,971	$ 1,096,242	$ 714,722	$ 1,456,009
Net realized gain (loss) on investments	941,032	(1,931,036)	(93,776)	(570,035)	(40,946)	(135,496)	(2,631)	(139,413)
Net unrealized appreciation (depreciation) of investments	16,837,886	(33,905,541)	7,023,856	(5,667,781)	1,382,980	(1,901,430)	1,663,034	(2,173,988)

Net increase (decrease) in net assets resulting
from operations	33,389,595	(4,991,721)	9,750,433	(1,478,298)	1,920,005	(940,684)	2,375,125	(857,392)

Distributions to Shareholders
Net investment income – Class A	(15,614,976)	(30,259,759)	(2,658,077)	(4,357,623)	(565,543)	(1,053,951)	(689,334)	(1,374,361)
Net investment income – Class B	(126,578)	(261,911)	(134,456)	(281,875)	(16,818)	(37,769)	(28,942)	(64,399)
Net realized gains – Class A	—	(426,474)	—	—	—	(20,715)	—	—
Net realized gains – Class B	—	(4,399)	—	—	—	(781)	—	—

Total distributions	(15,741,554)	(30,952,543)	(2,792,533)	(4,639,498)	(582,361)	(1,113,216)	(718,276)	(1,438,760)

Trust Share Transactions *
Class A:
Proceeds from shares sold	15,383,313	35,056,536	22,664,117	31,488,427	2,597,114	5,837,900	1,432,781	4,081,528
Reinvestment of distributions	11,797,257	23,519,080	2,010,316	3,384,174	393,572	738,249	530,514	1,053,812
Cost of shares redeemed	(28,925,180)	(67,952,806)	(9,167,602)	(19,605,383)	(2,035,422)	(5,013,239)	(3,000,399)	(5,279,580)

	(1,744,610)	(9,377,190)	15,506,831	15,267,218	955,264	1,562,910	(1,037,104)	(144,240)
Class B:
Proceeds from shares sold	373,394	1,397,972	325,793	746,330	98,600	60,616	69,316	206,299
Reinvestment of distributions	95,057	202,621	105,501	213,291	8,546	18,214	23,306	54,349
Cost of shares redeemed	(1,210,411)	(2,115,628)	(1,076,539)	(3,223,587)	(72,592)	(414,733)	(248,750)	(502,460)

	(741,960)	(515,035)	(645,245)	(2,263,966)	34,554	(335,903)	(156,128)	(241,812)

Net increase (decrease) from trust share transactions	(2,486,570)	(9,892,225)	14,861,586	13,003,252	989,818	1,227,007	(1,193,232)	(386,052)

Net increase (decrease) in net assets	15,161,471	(45,836,489)	21,819,486	6,885,456	2,327,462	(826,893)	463,617	(2,682,204)
Net Assets
Beginning of period	685,240,692	731,077,181	134,055,478	127,170,022	26,217,133	27,044,026	35,624,295	38,306,499

End of period †	$ 700,402,163	$ 685,240,692	$ 155,874,964	$ 134,055,478	$ 28,544,595	$ 26,217,133	$ 36,087,912	$ 35,624,295

†Includes undistributed net investment income of	$ 952,983	$ 1,083,860	$ 195,398	$ 167,578	$ 30,634	$ 35,024	$ 40,297	$ 43,850

*Trust Shares Issued and Redeemed
Class A:
Sold	1,615,836	3,669,024	1,493,172	2,120,818	224,070	506,395	112,142	317,644
Issued for distributions reinvested	1,238,174	2,484,844	132,412	229,923	33,873	64,181	41,276	83,258
Redeemed	(3,037,662)	(7,134,582)	(604,863)	(1,327,984)	(174,710)	(433,576)	(232,005)	(420,654)

Net increase (decrease) in Class A trust shares outstanding	(183,652)	(980,714)	1,020,721	1,022,757	83,233	137,000	(78,587)	(19,752)

Class B:
Sold	39,303	147,126	21,371	50,033	8,520	5,316	5,427	16,286
Issued for distributions reinvested	9,992	21,445	6,949	14,468	735	1,582	1,817	4,297
Redeemed	(127,343)	(222,325)	(70,949)	(217,237)	(6,304)	(35,686)	(19,684)	(39,324)

Net increase (decrease) in Class B trust shares outstanding	(78,048)	(53,754)	(42,629)	(152,736)	2,951	(28,788)	(12,440)	(18,741)

64	See notes to financial statements	65

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 498,337	$ 1,033,821	$ 589,141	$ 1,199,534	$ 355,299	$ 728,254	$ 1,036,173	$ 2,049,524
Net realized gain (loss) on investments	(331,700)	(44,213)	204,869	(172,137)	22,304	(64,164)	76,150	(318,997)
Net unrealized appreciation (depreciation) of investments	1,520,687	(1,727,207)	482,283	(1,431,995)	645,765	(549,813)	2,101,948	(2,332,872)

Net increase (decrease) in net assets resulting
from operations	1,687,324	(737,599)	1,276,293	(404,598)	1,023,368	114,277	3,214,271	(602,345)

Distributions to Shareholders
Net investment income – Class A	(475,333)	(989,625)	(581,277)	(1,141,420)	(354,872)	(714,363)	(996,261)	(1,939,402)
Net investment income – Class B	(23,370)	(54,491)	(17,733)	(56,171)	(4,487)	(12,642)	(36,998)	(110,214)
Net realized gains – Class A	—	(12,161)	—	—	—	—	—	(42,871)
Net realized gains – Class B	—	(797)	—	—	—	—	—	(2,332)

Total distributions	(498,703)	(1,057,074)	(599,010)	(1,197,591)	(359,359)	(727,005)	(1,033,259)	(2,094,819)

Trust Share Transactions *
Class A:
Proceeds from shares sold	1,222,352	3,169,966	1,634,014	3,299,176	1,590,567	3,934,308	2,909,542	4,865,804
Reinvestment of distributions	350,113	761,683	398,920	758,956	271,396	586,841	690,506	1,448,751
Cost of shares redeemed	(1,249,741)	(3,725,178)	(3,278,334)	(2,557,414)	(1,483,444)	(886,468)	(3,752,158)	(6,111,133)

	322,724	206,471	(1,245,400)	1,500,718	378,519	3,634,681	(152,110)	203,422

Class B:
Proceeds from shares sold	6,900	91,116	99,097	205,065	—	7	67,492	104,464
Reinvestment of distributions	18,054	44,154	14,105	24,655	3,778	10,758	25,543	81,406
Cost of shares redeemed	(282,118)	(264,798)	(677,443)	(508,946)	(78,834)	(206,760)	(1,023,696)	(1,614,017)

	(257,164)	(129,528)	(564,241)	(279,226)	(75,056)	(195,995)	(930,661)	(1,428,147)

Net increase (decrease) from trust share transactions	65,560	76,943	(1,809,641)	1,221,492	303,463	3,438,686	(1,082,771)	(1,224,725)

Net increase (decrease) in net assets	1,254,181	(1,717,730)	(1,132,358)	(380,697)	967,472	2,825,958	1,098,241	(3,921,889)

Net Assets
Beginning of period	24,127,867	25,845,597	29,529,087	29,909,784	19,422,603	16,596,645	50,752,711	54,674,600

End of period †	$ 25,382,048	$ 24,127,867	$ 28,396,729	$ 29,529,087	$ 20,390,075	$ 19,422,603	$ 51,850,952	$ 50,752,711

†Includes undistributed net investment income of	$ 13,527	$ 13,893	$ 32,420	$ 42,289	$ 4,616	$ 8,676	$ 39,979	$ 37,065

*Trust Shares Issued and Redeemed
Class A:
Sold	109,845	278,776	140,382	283,278	135,919	341,761	233,236	394,972
Issued for distributions reinvested	31,280	68,058	34,101	65,015	23,216	51,344	55,162	118,152
Redeemed	(111,272)	(330,432)	(279,699)	(219,777)	(128,045)	(77,094)	(300,254)	(500,590)

Net increase (decrease) in Class A trust shares outstanding	29,853	16,402	(105,216)	128,516	31,090	316,011	(11,856)	12,534

Class B:
Sold	616	8,193	8,510	18,045	—	—	5,353	8,494
Issued for distributions reinvested	1,613	3,942	1,207	2,116	323	939	2,042	6,630
Redeemed	(25,168)	(23,438)	(57,811)	(44,429)	(6,692)	(17,729)	(81,927)	(132,518)

Net decrease in Class B trust shares outstanding	(22,939)	(11,303)	(48,094)	(24,268)	(6,369)	(16,790)	(74,532)	(117,394)

66	See notes to financial statements	67

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	NEW YORK INSURED		NORTH CAROLINA		OHIO
	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 2,998,630	$ 5,769,000	$ 488,668	$ 1,001,697	$ 462,686	$ 959,288
Net realized gain (loss) on investments	(1,084,868)	(8,902)	(102,587)	(152,445)	77,251	(74,824)
Net unrealized appreciation (depreciation) of investments	5,648,604	(7,931,142)	955,618	(1,074,685)	675,939	(890,473)

Net increase (decrease) in net assets resulting
from operations	7,562,366	(2,171,044)	1,341,699	(225,433)	1,215,876	(6,009)

Distributions to Shareholders
Net investment income – Class A	(2,866,472)	(5,617,198)	(468,990)	(902,955)	(443,344)	(883,145)
Net investment income – Class B	(47,519)	(121,708)	(37,339)	(87,670)	(25,825)	(66,118)
Net realized gains – Class A	—	—	—	(6,726)	—	(41,710)
Net realized gains – Class B	—	—	—	(665)	—	(2,942)

Total distributions	(2,913,991)	(5,738,906)	(506,329)	(998,016)	(469,169)	(993,915)

Trust Share Transactions *
Class A:
Proceeds from shares sold	5,063,328	8,824,588	635,550	2,424,718	925,665	2,379,427
Reinvestment of distributions	2,033,586	4,018,899	351,190	694,591	329,931	674,447
Cost of shares redeemed	(6,813,725)	(14,554,790)	(627,312)	(2,120,149)	(3,114,932)	(1,569,374)

	283,189	(1,711,303)	359,428	999,160	(1,859,336)	1,484,500

Class B:
Proceeds from shares sold	207,326	91,848	42,903	41,561	27,469	13,600
Reinvestment of distributions	39,950	101,866	32,116	74,274	17,966	48,748
Cost of shares redeemed	(807,815)	(1,783,913)	(157,930)	(877,857)	(128,500)	(529,373)

	(560,539)	(1,590,199)	(82,911)	(762,022)	(83,065)	(467,025)

Net increase (decrease) from trust share transactions	(277,350)	(3,301,502)	276,517	237,138	(1,942,401)	1,017,475

Net increase (decrease) in net assets	4,371,025	(11,211,452)	1,111,887	(986,311)	(1,195,694)	17,551

Net Assets
Beginning of period	141,797,590	153,009,042	25,071,715	26,058,026	23,754,237	23,736,686

End of period †	$ 146,168,615	$ 141,797,590	$ 26,183,602	$ 25,071,715	$ 22,558,543	$ 23,754,237

†Includes undistributed net investment income of	$ 130,816	$ 46,177	$ 13,500	$ 31,161	$ 7,025	$ 13,508

*Trust Shares Issued and Redeemed
Class A:
Sold	364,717	636,047	49,100	189,447	76,664	197,944
Issued for distributions reinvested	146,351	292,372	27,263	54,740	27,185	56,469
Redeemed	(493,224)	(1,055,376)	(49,140)	(167,431)	(254,636)	(131,714)

Net increase (decrease) in Class A trust shares outstanding	17,844	(126,957)	27,223	76,756	(150,787)	122,699

Class B:
Sold	14,898	6,609	3,340	3,240	2,242	1,134
Issued for distributions reinvested	2,878	7,399	2,493	5,849	1,478	4,074
Redeemed	(58,509)	(128,331)	(12,181)	(69,389)	(10,573)	(45,198)

Net decrease in Class B trust shares outstanding	(40,733)	(114,323)	(6,348)	(60,300)	(6,853)	(39,990)

68	See notes to financial statements	69

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	OREGON		PENNSYLVANIA		VIRGINIA
	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to	1/1/09 to	1/1/08 to
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 722,136	$ 1,390,587	$ 816,574	$ 1,601,708	$ 606,483	$ 1,292,447
Net realized gain (loss) on investments	192,554	(219,848)	137,982	(234,952)	68,798	(491,991)
Net unrealized appreciation (depreciation) of investments	1,682,932	(1,660,210)	1,152,991	(1,325,042)	813,717	(1,190,950)

Net increase (decrease) in net assets resulting
from operations	2,597,622	(489,471)	2,107,547	41,714	1,488,998	(390,494)

Distributions to Shareholders
Net investment income – Class A	(699,324)	(1,318,574)	(769,436)	(1,513,767)	(586,890)	(1,229,368)
Net investment income – Class B	(23,867)	(54,148)	(30,890)	(69,598)	(21,368)	(43,158)
Net realized gains – Class A	—	—	—	(32,517)	—	(5,271)
Net realized gains – Class B	—	—	—	(1,740)	—	(249)

Total distributions	(723,191)	(1,372,722)	(800,326)	(1,617,622)	(608,258)	(1,278,046)

Trust Share Transactions *
Class A:
Proceeds from shares sold	1,799,333	6,448,744	1,787,421	2,534,165	1,658,110	3,578,685
Reinvestment of distributions	549,928	1,030,691	476,128	1,002,187	363,593	774,342
Cost of shares redeemed	(3,506,378)	(4,000,611)	(1,360,366)	(5,130,449)	(1,439,882)	(5,920,215)

	(1,157,117)	3,478,824	903,183	(1,594,097)	581,821	(1,567,188)

Class B:
Proceeds from shares sold	76,823	315,609	37,196	95,917	104,976	34,422
Reinvestment of distributions.	21,124	49,835	21,826	50,104	18,079	36,441
Cost of shares redeemed	(321,640)	(434,788)	(467,014)	(406,198)	(351,536)	(110,169)

	(223,693)	(69,344)	(407,992)	(260,177)	(228,481)	(39,306)

Net increase (decrease) from trust share transactions	(1,380,810)	3,409,480	495,191	(1,854,274)	353,340	(1,606,494)

Net increase (decrease) in net assets	493,621	1,547,287	1,802,412	(3,430,182)	1,234,080	(3,275,034)

Net Assets
Beginning of period	37,642,825	36,095,538	38,714,674	42,144,856	30,849,617	34,124,651

End of period †	$ 38,136,446	$ 37,642,825	$ 40,517,086	$ 38,714,674	$ 32,083,697	$ 30,849,617

†Includes undistributed net investment income of	$ 23,350	$ 24,405	$ 69,389	$ 53,141	$ 20,461	$ 22,236

*Trust Shares Issued and Redeemed
Class A:
Sold	141,430	513,398	141,356	204,048	132,417	285,694
Issued for distributions reinvested	43,017	82,801	37,687	81,181	29,072	62,597
Redeemed	(274,355)	(318,820)	(108,102)	(413,968)	(114,970)	(489,521)

Net increase (decrease) in Class A trust shares outstanding	(89,908)	277,379	70,941	(128,739)	46,519	(141,230)

Class B:
Sold	6,067	25,058	2,956	7,733	8,393	2,738
Issued for distributions reinvested	1,655	4,009	1,727	4,055	1,449	2,955
Redeemed	(25,407)	(35,753)	(36,899)	(33,001)	(28,116)	(8,634)

Net decrease in Class B trust shares outstanding	(17,685)	(6,686)	(32,216)	(21,213)	(18,274)	(2,941)

70	See notes to financial statements	71

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2009

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Insured Tax Exempt Fund, Insured Tax Exempt Fund II and the Single State Tax Exempt Funds, comprising the California Insured, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York Insured, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Insured Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board. “When-issued securities” are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

The Board has approved a change recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, the policy of investing in insured securities was eliminated for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds. The name of each Fund also was changed to remove the word “Insured”. The Funds will purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable to the benefits. To the extent that the Funds invest in uninsured securities, they generally restrict their investments to securities that

72

are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality. No change was made to the policies of the Insured Tax Exempt, Insured Tax Exempt Fund II, California Insured Tax Exempt and New York Insured Tax Exempt Funds.

Prior to May 26, 2009, but after May 1, 2008, the policy required each Fund to invest, under normal circumstances, at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal by independent insurance companies. Prior to May 1, 2008, the Funds invested only in municipal bonds that were insured by companies that had a top tier rating by an NRSRO.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds’ policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

FASB Statement of Financial Accounting Standards Board No. FAS 157 (FAS 157), established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

73

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2009

The summary of the inputs used to value each Fund’s net assets as of June 30, 2009 is as follows:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Municipal Bonds:
Insured Tax Exempt	—	$690,397,988	—
Insured Tax Exempt II	—	152,631,470	—
California Insured	—	29,045,694	—
Connecticut	—	35,431,828	—
Massachusetts	—	24,995,254	—
Michigan	—	27,981,363	—
Minnesota	—	20,148,324	—
New Jersey	—	51,079,634	—
New York Insured	—	148,382,653	—
North Carolina	—	25,746,499	—
Ohio	—	22,142,895	—
Oregon	—	37,824,992	—
Pennsylvania	—	39,870,539	—
Virginia	—	31,564,833	—

Investments in Short-Term Tax Exempt Investments:
Insured Tax Exempt	—	8,000,000	—
Minnesota	—	150,000	—

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

74

At December 31, 2008, capital loss carryovers were as follows:

			Year Capital Loss
			Carryovers Expire
Fund	Total	2012	2015	2016
Insured Tax Exempt	$1,931,036	$—	$—	$ 1,931,036
Insured Tax Exempt II	1,165,599	—	857,720	307,879
California Insured	72,174	—	—	72,174
Connecticut	95,365	—	—	95,365
Massachusetts	29,820	—	—	29,820
Michigan	217,823	—	45,686	172,137
Minnesota	120,759	35,225	85,534	—
New Jersey	231,965	—	—	231,965
New York Insured	28,382	28,382	—	—
North Carolina	42,054	—	—	42,054
Ohio	74,824	—	—	74,824
Oregon	77,591	—	28,704	48,887
Pennsylvania	36,173	—	—	36,173
Virginia	62,861	—	—	62,861

As of June 30, 2009, the Funds have no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which is based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

75

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2009

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined, and gains and losses are based on the identi-fied cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2009, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $3,001 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2009, the Funds’ expense reduction under these arrangements amounted to $2,999.

F. Derivatives—The Funds may invest in derivatives such as inverse floating rate securities (“inverse floaters”) and interest rate swap agreements (“swap agreements”) for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. At June 30, 2009, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

76

The Funds determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the years ended December 31, 2005 and 2004, and that the transfers should have been accounted for as secured borrowings rather than as sales. Since the impact of recording the transfers as secured borrowings would not have had a material effect on the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates, the Financial Highlights presented herein for the years ended December 31, 2005 and 2004, have not been restated.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. There were no swap agreements open as of June 30, 2009.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of ben-eficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares

77

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2009

sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions—For the six months ended June 30, 2009, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Insured Tax Exempt	$111,623,797	$117,930,037
Insured Tax Exempt II	115,916,125	102,566,915
California Insured	12,352,190	10,208,027
Connecticut	5,677,308	7,399,514
Massachusetts	7,800,710	7,651,666
Michigan	6,926,392	8,830,576
Minnesota	2,011,140	1,592,429
New Jersey	15,848,375	17,629,852
New York Insured	43,990,326	39,928,632
North Carolina	13,912,782	13,538,303
Ohio	6,774,591	8,815,374
Oregon	8,606,144	9,860,234
Pennsylvania	14,194,838	14,570,363
Virginia	6,020,777	5,680,445

78

At June 30, 2009, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Insured Tax Exempt	$653,822,691	$39,585,416	$3,010,119	$36,575,297
Insured Tax Exempt II	155,818,784	5,530,127	717,441	4,812,686
California Insured	28,376,669	944,351	275,326	669,025
Connecticut	34,882,956	1,044,632	495,760	548,872
Massachusetts	24,300,729	998,510	303,985	694,525
Michigan	27,365,999	880,931	265,567	615,364
Minnesota	19,631,303	724,074	57,053	667,021
New Jersey	48,978,799	2,330,256	229,421	2,100,835
New York Insured	142,881,735	6,335,275	834,357	5,500,918
North Carolina	25,137,580	734,058	125,139	608,919
Ohio	21,338,671	838,006	33,782	804,224
Oregon	36,891,261	1,116,529	182,798	933,731
Pennsylvania	38,364,780	1,630,042	124,283	1,505,759
Virginia	30,814,807	1,002,737	252,711	750,026

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2009, total trustees fees accrued by the Funds amounted to $50,357.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2009, FIMCO has voluntarily waived advisory fees in excess of .53% for each Fund. For the six months ended June 30, 2009, advisory fees accrued by the Funds to FIMCO were $3,981,046 of which $446,829 was waived as noted above.

For the six months ended June 30, 2009, FIC, as underwriter, received $1,698,523 in commissions from the sale of shares of the Funds after allowing $370,461 to other dealers. Shareholder servicing costs included $372,313 in transfer agent fees accrued to ADM.

79

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2009

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2009, total distribution plan fees accrued to FIC by the Funds amounted to $2,120,246.

6. New Accounting Pronouncements—In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157-3”), which clarifies the application of FAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Funds’ approach to valuing financial assets.

In April 2009, the FASB Staff issued Position No. 157-4 – Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 – Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The guidance provided by FSP 157-4 did not have an impact on the Funds’ approach for valuing financial assets.

In May 2009, the FASB issued SFAS No. 165, Subsequent Events (“SFAS 165”). SFAS 165 provides authoritative accounting literature related to evaluating subsequent events that was previously addressed only in the auditing literature, and is largely similar to the current guidance in the auditing literature with some exceptions that are not intended to result in significant changes in practice. SFAS 165 defines subsequent events and also requires the disclosure of the date through which an entity has evaluated

80

subsequent events and the basis for that date. SFAS 165 is effective on a prospective basis for interim or annual financial periods ending after June 15, 2009. The Funds have evaluated subsequent events through the issuance of its financial statements on August 28, 2009.

81

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

	P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
INSURED TAX EXEMPT FUND
Class A
2004	$10.42	$.418	(.169)	$.249	$.419	—	$.419	$10.25	2.47%	$824,507	1.01%		1.01%		4.08%		1.15%		3.94%		27%
2005	10.25	.409	(.236)	.173	.408	.025	.433	9.99	1.72	759,815	1.01		1.01		4.02		1.13		3.90		24
2006	9.99	.411	(.079)	.332	.408	.054	.462	9.86	3.41	704,319	1.10	(c)	1.10	(c)	4.14		1.14	(c)	4.10		22
2007	9.86	.412	(.094)	.318	.408	—	.408	9.77	3.32	723,211	1.04	(c)	1.04	(c)	4.20		1.10	(c)	4.14		38
2008	9.77	.417	(.488)	(.071)	.413	.006	.419	9.28	(.73)	678,260.96			.96		4.38		1.02		4.32		50
2009 (b)	9.28	.211	.242	.453	.213	—	.213	9.52	4.90	693,982.97		†	.97	†	4.50	†	1.03	†	4.44	†	16
Class B
2004	10.40	.336	(.159)	.177	.347	—	.347	10.23	1.76	3,588	1.74		1.74		3.35		1.88		3.21		27
2005	10.23	.329	(.228)	.101	.336	.025	.361	9.97	1.00	3,073	1.74		1.74		3.29		1.86		3.17		24
2006	9.97	.327	(.067)	.260	.336	.054	.390	9.84	2.66	2,502	1.83	(c)	1.83	(c)	3.41		1.87	(c)	3.37		22
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(c)	1.74	(c)	3.50		1.80	(c)	3.44		38
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66		1.66		3.68		1.72		3.62		50
2009 (b)	9.27	.181	.237	.418	.178	—	.178	9.51	4.52	6,420	1.67	†	1.67	†	3.80	†	1.73	†	3.74	†	16
INSURED TAX EXEMPT FUND II
Class A
2004	$15.41	.535	$.123	$.658	$.531	.117	$.648	15.42	4.36%	$83,555	1.00%		1.01%		3.47%		1.46%		3.01%		115%
2005	15.42	.523	.050	.573	.523	.140	.663	15.33	3.77	101,741	1.00		1.01		3.37		1.46		2.91		114
2006	15.33	.532	.192	.724	.538	.136	.674	15.38	4.82	115,234	1.00		1.01		3.47		1.18		3.29		112
2007	15.38	.528	(.155)	.373	.523	—	.523	15.23	2.49	116,011.99			1.00		3.47		1.07		3.39		118
2008	15.23	.551	(.702)	(.151)	.539	—	.539	14.54	(.98)	125,623	1.00		1.01		3.72		1.08		3.65		146
2009 (b)	14.54	.292	.739	1.031	.291	—	.291	15.28	7.12	147,662	1.01	†	1.01	†	3.93	†	1.08	†	3.86	†	71
Class B
2004	15.40	.419	.129	.548	.411	.117	.528	15.42	3.62	16,439	1.75		1.76		2.72		2.21		2.26		115
2005	15.42	.408	.045	.453	.403	.140	.543	15.33	2.97	16,091	1.75		1.76		2.62		2.21		2.16		114
2006	15.33	.419	.185	.604	.418	.136	.554	15.38	4.01	13,781	1.75		1.76		2.72		1.93		2.54		112
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77		1.77		2.69		118
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70		1.71		3.02		1.78		2.95		146
2009	14.54	.245	.744	.989	.239	—	.239	15.29	6.83	8,213	1.71	†	1.71	†	3.23	†	1.78	†	3.16	†	71
SINGLE STATE TAX EXEMPT FUND
CALIFORNIA INSURED FUND
Class A
2004	$12.51	$.480	$.002	$.482	$.472	$—	$.472	$12.52	3.96%	$25,873.85%			.86%		3.86%		1.16%		3.55%		30%
2005	12.52	.474	(.151)	.323	.480	.173	.653	12.19	2.63	26,536.85			.86		3.81		1.17		3.49		59
2006	12.19	.470	.027	.497	.461	.056	.517	12.17	4.16	26,592.85			.86		3.84		1.07		3.62		30
2007	12.17	.467	(.162)	.305	.470	.025	.495	11.98	2.56	25,669.85			.87		3.89		1.06		3.68		49
2008	11.98	.476	(.882)	(.406)	.475	.009	.484	11.09	(3.46)	25,264.85			.86		4.09		1.08		3.87		65
2009 (b)	11.09	.238	.562	.800	.240	—	.240	11.65	7.24	27,509	1.01	†	1.01	†	4.14	†	1.08	†	4.07	†	36
Class B
2004	12.51	.388	(.002)	.386	.376	—	.376	12.52	3.15	3,046	1.60		1.61		3.11		1.91		2.80		30
2005	12.52	.384	(.147)	.237	.384	.173	.557	12.20	1.92	2,571	1.60		1.61		3.06		1.92		2.74		59
2006	12.20	.387	.011	.398	.372	.056	.428	12.17	3.32	1,899	1.60		1.61		3.09		1.82		2.87		30
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19		1.76		2.98		49
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55		1.56		3.39		1.78		3.17		65
2009 (b)	11.09	.196	.563	.759	.199	—	.199	11.65	6.86	1,036	1.71	†	1.71	†	3.44	†	1.78	†	3.37	†	36

82	83

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
CONNECTICUT FUND
Class A
2004	$13.53	$.533	$(.037)	$.496	$.526	$—	$.526	$13.50	3.76%	$32,130.85%			.86%		3.97%		1.18%		3.64%		45%
2005	13.50	.515	(.186)	.329	.521	.068	.589	13.24	2.48	34,186.85			.86		3.84		1.18		3.51		38
2006	13.24	.498	(.002)	.496	.501	.045	.546	13.19	3.83	35,707.88			.89		3.77		1.08		3.57		32
2007	13.19	.488	(.107)	.381	.481	—	.481	13.09	2.96	36,062.90			.91		3.75		1.06		3.59		27
2008	13.09	.499	(.766)	(.267)	.493	—	.493	12.33	(2.08)	33,740.90			.91		3.90		1.08		3.73		55
2009 (b)	12.33	.251	.571	.822	.252	—	.252	12.90	6.69	34,276	1.03	†	1.03	†	3.96	†	1.10	†	3.89	†	16
Class B
2004	13.52	.434	(.034)	.400	.430	—	.430	13.49	3.02	4,975	1.60		1.61		3.22		1.93		2.89		45
2005	13.49	.414	(.191)	.223	.425	.068	.493	13.22	1.68	4,115	1.60		1.61		3.09		1.93		2.76		38
2006	13.22	.398	(.008)	.390	.405	.045	.450	13.16	3.01	3,299	1.63		1.64		3.02		1.83		2.82		32
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60		1.61		3.05		1.76		2.89		27
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60		1.61		3.20		1.78		3.03		55
2009 (b)	12.32	.207	.558	.765	.205	—	.205	12.88	6.23	1,811	1.73	†	1.73	†	3.26	†	1.80	†	3.19	†	16
MASSACHUSETTS FUND
Class A
2004	$12.24	$ .465	$ (.139)	$ .326	$ .466	$ —	$ .466	$ 12.10	2.74%	$ 25,329.85%			.85%		3.85%		1.19%		3.51%		29%
2005	12.10	.465	(.195)	.270	.456	.044	.500	11.87	2.27	23,220.85			.86		3.85		1.22		3.48		27
2006	11.87	.467	(.070)	.397	.462	.055	.517	11.75	3.42	24,004.78			.80		3.98		1.12		3.64		16
2007	11.75	.462	(.141)	.321	.468	.033	.501	11.57	2.81	24,120.75			.77		3.98		1.08		3.65		40
2008	11.57	.463	(.789)	(.326)	.468	.006	.474	10.77	(2.90)	22,642.75			.76		4.13		1.11		3.78		39
2009 (b)	10.77	.222	.531	.753	.223	—	.223	11.30	7.02	24,084	1.07	†	1.07	†	4.01	†	1.14	†	3.94	†	31
Class B
2004	12.24	.375	(.135)	.240	.370	—	.370	12.11	2.01	3,623	1.60		1.60		3.10		1.94		2.76		29
2005	12.11	.379	(.197)	.182	.368	.044	.412	11.88	1.52	2,781	1.60		1.61		3.10		1.97		2.73		27
2006	11.88	.386	(.074)	.312	.377	.055	.432	11.76	2.69	2,217	1.53		1.55		3.23		1.87		2.89		16
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45		1.47		3.28		1.78		2.95		40
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45		1.46		3.43		1.81		3.08		39
2009 (b)	10.78	.191	.522	.713	.183	—	.183	11.31	6.64	1,298	1.77	†	1.77	†	3.31	†	1.84	†	3.24	†	31
MICHIGAN FUND
Class A
2004	$ 13.03	$ .523	$(.240)	$ .283	$ .526	$ .007	$ .533	$12.78	2.25%	$35,869.90%			.90%		4.07%		1.19%		3.78%		23%
2005	12.78	.523	(.224)	.299	.494	.235	.729	12.35	2.38	32,325.90			.91		4.10		1.20		3.80		36
2006	12.35	.487	(.044)	.443	.503	.080	.583	12.21	3.68	29,016.90			.91		3.96		1.11		3.75		39
2007	12.21	.479	(.139)	.340	.480	—	.480	12.07	2.86	28,063.90			.90		3.97		1.09		3.78		26
2008	12.07	.479	(.641)	(.162)	.478	—	.478	11.43	(1.35)	28,056.90			.91		4.08		1.10		3.89		31
2009 (b)	11.43	.240	.263	.503	.243	—	.243	11.69	4.42	27,453	1.06	†	1.06	†	4.10	†	1.13	†	4.03	†	24
Class B
2004	13.01	.425	(.238)	.187	.430	.007	.437	12.76	1.48	2,302	1.65		1.65		3.32		1.94		3.03		23
2005	12.76	.426	(.223)	.203	.398	.235	.633	12.33	1.61	2,238	1.65		1.66		3.35		1.95		3.05		36
2006	12.33	.393	(.046)	.347	.407	.080	.487	12.19	2.88	2,043	1.65		1.66		3.21		1.86		3.00		39
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60		1.60		3.27		1.79		3.08		26
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60		1.61		3.38		1.80		3.19		31
2009 (b)	11.42	.205	.256	.461	.201	—	.201	11.68	4.05	944	1.76	†	1.76	†	3.40	†	1.83	†	3.33	†	24

84	85

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
MINNESOTA FUND
Class A
2004	$12.17	$.496	$(.091)	$.405	$.495	—	$.495	$12.08	3.42%	$14,287.60%			.61%		4.12%		1.24%		3.48%		18%
2005	12.08	.483	(.231)	.252	.492	—	.492	11.84	2.13	15,420.60			.62		4.03		1.25		3.38		31
2006	11.84	.472	.009	.481	.471	—	.471	11.85	4.16	15,967.65			.67		4.01		1.14		3.52		35
2007	11.85	.460	(.112)	.348	.458	—	.458	11.74	3.02	16,070.67			.69		3.92		1.13		3.46		47
2008	11.74	.457	(.400)	.057	.457	—	.457	11.34	.53	19,104.67			.68		4.00		1.11		3.57		25
2009 (b)	11.34	.209	.392	.601	.211	—	.211	11.73	5.32	20,135	1.06	†	1.07	†	3.60	†	1.14	†	3.53	†	8
Class B
2004	12.18	.408	(.089)	.319	.399	—	.399	12.10	2.68	1,122	1.35		1.36		3.37		1.99		2.73		18
2005	12.10	.405	(.240)	.165	.405	—	.405	11.86	1.38	719	1.35		1.37		3.28		2.00		2.63		31
2006	11.86	.388	(.002)	.386	.386	—	.386	11.86	3.32	616	1.40		1.42		3.26		1.89		2.77		35
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37		1.39		3.22		1.83		2.76		47
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37		1.38		3.30		1.81		2.87		25
2009 (b)	11.35	.181	.380	.561	.171	—	.171	11.74	4.96	255	1.76	†	1.77	†	2.90	†	1.84	†	2.83	†	8
NEW JERSEY FUND
Class A
2004	$13.30	$.518	$(.184)	$.334	$.514	$ —	$514	$13.12	2.59%	$63,235.95%			.95%		3.95%		1.15%		3.75%		28%
2005	13.12	.494	(.186)	.308	.498	—	.498	12.93	2.39	61,161.95			.96		3.79		1.16		3.58		40
2006	12.93	.484	(.033)	.451	.480	.071	.551	12.83	3.57	56,712.95			.96		3.77		1.06		3.66		19
2007	12.83	.483	(.131)	.352	.484	.068	.552	12.63	2.82	50,444.95			.96		3.80		1.07		3.68		37
2008	12.63	.484	(.599)	(.115)	.484	.011	.495	12.02	(.92)	48,137.95			.96		3.90		1.08		3.78		37
2009 (b)	12.02	.247	.509	.756	.246	—	.246	12.53	6.31	50,057	1.02	†	1.02	†	4.00	†	1.09	†	3.93	†	30
Class B
2004	13.27	.418	(.192)	.226	.406	—	.406	13.09	1.75	6,514	1.70		1.70		3.20		1.90		3.00		28
2005	13.09	.395	(.185)	.210	.390	—	.390	12.91	1.63	5,776	1.70		1.71		3.04		1.91		2.83		40
2006	12.91	.388	(.033)	.355	.374	.071	.445	12.82	2.80	4,929	1.70		1.71		3.02		1.81		2.91		19
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65		1.66		3.10		1.77		2.98		37
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65		1.66		3.20		1.78		3.08		37
2009 (b)	12.01	.218	.504	.722	.202	—	.202	12.53	6.02	1,794	1.72	†	1.72	†	3.30	†	1.79	†	3.23	†	30
NEW YORK INSURED FUND
Class A
2004	$14.83	$.570	$(.219)	$.351	$.581	—	$.581	$14.60	2.44%	$177,975.97%			.98%		3.88%		1.13%		3.73%		30%
2005	14.60	.536	(.225)	.311	.541	—	.541	14.37	2.16	169,787.98			.99		3.70		1.14		3.55		49
2006	14.37	.543	(.044)	.499	.539	—	.539	14.33	3.55	159,859.97			.98		3.78		1.03		3.73		24
2007	14.33	.536	(.136)	.400	.540	—	.540	14.19	2.87	148,128.96			.97		3.78		1.03		3.71		42
2008	14.19	.543	(.742)	(.199)	.541	—	.541	13.45	(1.42)	138,706.97			.97		3.93		1.04		3.86		42
2009 (b)	13.45	.288	.442	.730	.280	—	.280	13.90	5.44	143,540.98		†	.98	†	4.18	†	1.05	†	4.11	†	28
Class B
2004	14.81	.460	(.217)	.243	.473	—	.473	14.58	1.69	7,613	1.72		1.73		3.13		1.88		2.98		30
2005	14.58	.427	(.224)	.203	.433	—	.433	14.35	1.41	6,938	1.73		1.74		2.95		1.89		2.80		49
2006	14.35	.434	(.043)	.391	.431	—	.431	14.31	2.77	5,847	1.72		1.73		3.03		1.78		2.98		24
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66		1.67		3.08		1.73		3.01		42
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67		1.67		3.23		1.74		3.16		42
2009 (b)	13.44	.240	.439	.679	.229	—	.229	13.89	5.07	2,629	1.68	†	1.68	†	3.48	†	1.75	†	3.41	†	28

86	87

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
NORTH CAROLINA FUND
Class A
2004	$13.63	$.530	$(.108)	$.422	$.522	$—	$.522	$13.53	3.18%	$21,430.75%			.76%		3.94%		1.20%		3.49%		59%
2005	13.53	.522	(.173)	.349	.528	.051	.579	13.30	2.62	22,561.75			.77		3.88		1.20		3.43		22
2006	13.30	.512	.035	.547	.506	.071	.577	13.27	4.20	22,128.75			.77		3.85		1.09		3.51		34
2007	13.27	.504	(.131)	.373	.504	.019	.523	13.12	2.89	22,905.75			.76		3.85		1.07		3.53		20
2008	13.12	.511	(.601)	(.090)	.506	.004	.510	12.52	(.67)	22,817.75			.76		4.00		1.09		3.67		46
2009 (b)	12.52	.247	.429	.676	.256	—	.256	12.94	5.43	23,934	1.04	†	1.04	†	3.87	†	1.11	†	3.80	†	53
Class B
2004	13.63	.429	(.103)	.326	.426	—	.426	13.53	2.45	4,375	1.50		1.51		3.19		1.95		2.74		59
2005	13.53	.422	(.179)	.243	.432	.051	.483	13.29	1.82	4,576	1.50		1.52		3.13		1.95		2.68		22
2006	13.29	.411	.039	.450	.409	.071	.480	13.26	3.45	4,116	1.50		1.52		3.10		1.84		2.76		34
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45		1.46		3.15		1.77		2.83		20
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45		1.46		3.30		1.79		2.97		46
2009 (b)	12.52	.202	.426	.628	.208	—	.208	12.94	5.04	2,249	1.74	†	1.74	†	3.17	†	1.81	†	3.10	†	53
OHIO FUND
Class A
2004	$12.95	$.517	$(.187)	$.330	$.510	$—	$.510	$12.77	2.63%	$22,010.75%			.76%		4.06%		1.19%		3.62%		24%
2005	12.77	.510	(.264)	.246	.516	—	.516	12.50	1.96	21,696.75			.76		4.04		1.20		3.59		13
2006	12.50	.504	(.032)	.472	.506	.026	.532	12.44	3.86	21,889.75			.77		4.05		1.11		3.69		11
2007	12.44	.488	(.074)	.414	.492	.062	.554	12.30	3.42	21,613.75			.77		3.97		1.08		3.64		59
2008	12.30	.492	(.483)	.009	.487	.022	.509	11.80	.11	22,189.75			.76		4.10		1.10		3.76		46
2009 (b)	11.80	.239	.363	.602	.242	—	.242	12.16	5.12	21,029	1.06	†	1.07	†	3.97	†	1.14	†	3.90	†	29
Class B
2004	12.96	.422	(.198)	.224	.414	—	.414	12.77	1.78	3,658	1.50		1.51		3.31		1.94		2.87		24
2005	12.77	.416	(.256)	.160	.420	—	.420	12.51	1.27	3,382	1.50		1.51		3.29		1.95		2.84		13
2006	12.51	.412	(.036)	.376	.410	.026	.436	12.45	3.07	2,952	1.50		1.52		3.30		1.86		2.94		11
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45		1.47		3.27		1.78		2.94		59
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45		1.46		3.40		1.80		3.06		46
2009 (b)	11.81	.197	.363	.560	.200	—	.200	12.17	4.76	1,529	1.76	†	1.77	†	3.27	†	1.84	†	3.20	†	29
OREGON FUND
Class A
2004	$13.35	$.513	$(.152)	$.361	$.511	$—	$.511	$13.20	2.78%	$26,631.75%			.76%		3.89%		1.21%		3.43%		15%
2005	13.20	.490	(.161)	.329	.486	.073	.559	12.97	2.54	29,204.85			.86		3.72		1.22		3.35		44
2006	12.97	.480	.034	.514	.480	.004	.484	13.00	4.04	31,552.85			.87		3.73		1.10		3.48		41
2007	13.00	.468	(.135)	.333	.473	—	.473	12.86	2.63	34,257.90			.91		3.65		1.08		3.47		29
2008	12.86	.474	(.635)	(.161)	.469	—	.469	12.23	(1.26)	35,975.90			.91		3.79		1.09		3.61		44
2009 (b)	12.23	.240	.610	.850	.240	—	.240	12.84	6.97	36,612	1.03	†	1.03	†	3.79	†	1.10	†	3.72	†	23
Class B
2004	13.34	.414	(.159)	.255	.415	—	.415	13.18	1.96	2,695	1.50		1.51		3.14		1.96		2.68		15
2005	13.18	.391	(.168)	.223	.390	.073	.463	12.94	1.71	2,537	1.60		1.61		2.97		1.97		2.60		44
2006	12.94	.384	.034	.418	.384	.004	.388	12.97	3.28	2,436	1.60		1.62		2.98		1.85		2.73		41
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60		1.61		2.95		1.78		2.77		29
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60		1.61		3.09		1.79		2.91		44
2009 (b)	12.21	.195	.609	.804	.194	—	.194	12.82	6.60	1,524	1.73	†	1.73	†	3.09	†	1.80	†	3.02	†	23

88	89

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
	Investment Operations				from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
PENNSYLVANIA FUND
Class A
2004	$13.54	$.527	$(.219)	$.308	$.528	$—	$.528	$13.32	2.35%	$45,969.90%			.90%		3.95%		1.16%		3.69%		24%
2005	13.32	.514	(.217)	.297	.514	.173	.687	12.93	2.27	43,623.90			.91		3.90		1.18		3.62		37
2006	12.93	.503	(.005)	.498	.504	.064	.568	12.86	3.94	43,678.90			.91		3.89		1.08		3.71		38
2007	12.86	.496	(.114)	.382	.495	.027	.522	12.72	3.05	39,830.90			.91		3.91		1.06		3.75		40
2008	12.72	.502	(.476)	.026	.495	.011	.506	12.24	.25	36,747.90			.90		4.04		1.08		3.86		55
2009 (b)	12.24	.260	.405	.665	.255	—	.255	12.65	5.45	38,890	1.03	†	1.03	†	4.16	†	1.10	†	4.09	†	36
Class B
2004	13.53	.427	(.227)	.200	.420	—	.420	13.31	1.52	3,453	1.65		1.65		3.20		1.91		2.94		24
2005	13.31	.384	(.216)	.168	.375	.173	.548	12.93	1.51	3,237	1.65		1.66		3.15		1.93		2.87		37
2006	12.93	.410	(.006)	.404	.400	.064	.464	12.87	3.18	2,796	1.65		1.66		3.14		1.83		2.96		38
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60		1.61		3.21		1.76		3.05		40
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60		1.60		3.34		1.78		3.16		55
2009 (b)	12.25	.231	.391	.622	.212	—	.212	12.66	5.09	1,627	1.73	†	1.73	†	3.46	†	1.80	†	3.39	†	36
VIRGINIA FUND
Class A
2004	$13.52	$.538	$(.173)	$.365	$.541	$.004	$.545	$13.34	2.78%	$35,941.90%			.90%		4.02%		1.17%		3.75%		23%
2005	13.34	.505	(.199)	.306	.518	.068	.586	13.06	2.33	31,281.90			.91		3.81		1.20		3.51		23
2006	13.06	.495	.009	.504	.492	.102	.594	12.97	3.95	31,839.90			.91		3.81		1.10		3.61		29
2007	12.97	.483	(.151)	.332	.488	.054	.542	12.76	2.62	32,637.90			.91		3.77		1.08		3.59		40
2008	12.76	.482	(.575)	(.093)	.475	.002	.477	12.19	(.72)	29,464.90			.91		3.87		1.09		3.69		53
2009 (b)	12.19	.239	.351	.590	.240	—	.240	12.54	4.86	30,887	1.05	†	1.05	†	3.86	†	1.12	†	3.79	†	18
Class B
2004	13.48	.436	(.177)	.259	.445	.004	.449	13.29	1.98	2,392	1.65		1.65		3.27		1.92		3.00		23
2005	13.29	.402	(.191)	.211	.413	.068	.481	13.02	1.61	1,992	1.65		1.66		3.06		1.95		2.76		23
2006	13.02	.395	.013	.408	.386	.102	.488	12.94	3.19	1,476	1.65		1.66		3.06		1.85		2.86		29
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60		1.61		3.07		1.78		2.89		40
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60		1.61		3.17		1.79		2.99		53
2009 (b)	12.17	.197	.339	.536	.196	—	.196	12.51	4.42	1,197	1.75	†	1.75	†	3.16	†	1.82	†	3.09	†	18

* Calculated without sales charges

** Net of expenses waived by the investment adviser (Note 5)

† Annualized.

(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

(b) For the period January 1, 2009 to June 30, 2009.

(c) The expense ratios of Insured Tax Exempt Fund includes interest expense as follows:

Year Ended December 31, 2006	0.11%
Year Ended December 31, 2007	0.08%

90	See notes to financial statements	91

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of June 30, 2009, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included con-firmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of June 30, 2009, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 28, 2009

92

Board Considerations of Advisory Contracts and Fees
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

At a meeting held on May 21, 2009 (“May Meeting”), the Board of Trustees (“Board”), including a majority of the non-interested or independent Trustees (hereinafter, “Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between First Investors Management Company, Inc. (“FIMCO”) and each of the following funds (each a “Fund” and collectively the “Funds”): Insured Tax Exempt Fund, Insured Tax Exempt Fund II, California Insured Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Insured Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund. The state specific funds are referred to herein by their names or collectively as the “State Tax Exempt Funds”.1 In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings and Investment Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the May Meeting.

Information furnished at Board meetings and/or Investment Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income (who serves as the portfolio manager for each of the Funds) and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return. Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its

1 Effective May 26, 2009, the policy of investing in insured securities was eliminated for each State Tax Exempt Fund except the California Insured Tax Exempt and New York Insured Tax Exempt Fund. The name of each State Tax Exempt Fund except the California Insured Tax Exempt Fund and New York Insured Tax Exempt Fund was changed to remove the word “insured.”

93

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is the philosophy of FIMCO and its affiliates to provide personal service to the shareholders of the Funds, that FIMCO and its af-filiates strive to service the needs of a shareholder base that includes many investors who are less affluent and that the average account size of many of the First Investors funds is small by comparison to the industry averages. The Board also considered management’s explanation regarding the significant costs involved in providing the

94

level of personal service that the First Investors fund complex attempts to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services but certain administrative services that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing sig-nificant incentives to portfolio managers based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds in light of the current market environment.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO’s services as well as the services of its affiliates supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2009 (the “year-to-date period”). The Board also reviewed the annual yield

95

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

of each Fund for each of the past three calendar years. With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund fell within one of the top three quintiles for each of the performance periods provided by Lipper. The Board also noted that the yield for each Fund, except for the Insured Tax Exempt Fund II and Oregon Insured Tax Exempt Fund, for each of the past three calendar years fell within one of the top three quintiles. However, the Board noted that the yield for the Insured Tax Exempt Fund II and Oregon Insured Tax Exempt Fund fell within one of the top three quintiles for at least one of the past three calendar years. Moreover, the Board considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets — these fee rates include advisory and administrative service fees — to other funds in its Peer Group.

In this regard, the Board considered the management fees of the Insured Tax Exempt Fund and Insured Tax Exempt Fund II on a quintile basis as compared to its Peer Group. For purposes of the data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee. Based on the comparative data provided, the Board considered that, although the contractual management fee rate and actual management fee rate for the Insured Tax Exempt Fund and Insured Tax Exempt Fund II did not fall within one of the top three quintiles of its respective Peer Group, FIMCO had informed the Board that it intended to continue to waive, on a voluntary basis, a portion of its management fees for these Funds through May 31, 2010, but would reduce the extent of the waiver beginning on January 1, 2010. The Board considered FIMCO’s explanation for the reduction in the management fee waiver arrangements for these Funds and the expected expense ratio impact of such changes.

96

With regard to the State Tax Exempt Funds, the Board noted that Lipper did not provide data comparing each Fund’s management fee on a quintile basis due to the limited number of funds in each such Fund’s Peer Group. However, the Board reviewed data provided by Lipper showing each State Tax Exempt Fund’s rank among the other funds in its Peer Group as it relates to management fees. Based on the comparative data provided, the Board considered that, although each State Tax Exempt Fund’s contractual management fee rate ranked the highest in its respective Peer Group, each such Fund’s actual management fee rate (after taking into account any applicable fee waivers) ranked the lowest in its respective Peer Group, except for the New York Insured Tax Exempt Fund, which was ranked in the middle of its Peer Group. The Board also considered that FIMCO had informed the Board that it intended to continue to waive, on a voluntary basis, a portion of its management fees for the State Tax Exempt Funds through May 31, 2010, but would reduce the extent of the waiver beginning on January 1, 2010. The Board considered FIMCO’s explanation for the reduction in the management fee waiver arrangements for these Funds and the expected expense ratio impact of such changes.

The Board also reviewed the information compiled by Lipper comparing each Fund’s Class A share total expense ratio , taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis for the Insured Tax Exempt Fund and Insured Tax Exempt Fund II and the rank among the other funds in its Peer Group for the State Tax Exempt Funds. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (ii) Lipper expense comparisons do not take into account the size of the fund complex, and as a result, in most cases, the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper expense data is based upon historical information taken from each fund’s most recent annual report and, as a result of the dramatic decline in mutual fund assets on an industry-wide basis during the fourth quarter of 2008, is based on asset levels that may be higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper’s methodology and that current expense ratios may increase as assets decline, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

97

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2008, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds. Based on the information provided, the Board also noted that FIMCO operates the Minnesota Insured Tax Exempt Fund at a loss.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. The Board noted that the Insured Tax Exempt Fund has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to all of the other Funds, the Board recognized that, although the Funds are not currently at an asset level at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of the Funds increase, economies of scale may be shared for the benefit of shareholders.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the profits earned or losses incurred by ADM and the income received by FIC and FIMCO’s affiliated bank as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement with each Fund.

98

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees
———————————————————
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

Robert F. Wentworth

Officers
———————————————————
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

99

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
———————————————————
Investment Adviser
First Investors Management
Company, Inc.
110 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
110 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

100

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

101

First Investors
110 Wall Street
New York, NY 10005

TESAR

Item 2. Code of Ethics

Not applicable

Item 3. Audit Committee Financial Expert

Not applicable

Item 4. Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to
stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds
(Registrant)

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	September 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds
(Registrant)

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	September 8, 2009